Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments
- (Continued)

January 31, 2022
(Unaudited)
Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments
January 31, 2022
(Unaudited)
Principal
Amount Value
MUNICIPAL BONDS — 88.7%
Alabama — 0.6%
$ 2,000,000 Alabama Federal Aid Highway
Finance Authority Highway
Improvements Revenue Bonds,
Series A,
5.00%, 09/01/22 ........... $ 2,052,315
1,500,000 Alabama Public School & College
Authority Advance Refunding
Revenue Bonds, Series B,
5.00%, 05/01/24 ........... 1,632,028
3,030,000 City of Huntsville School Capital
Improvements Warrants
Refunding GO,
5.00%, 09/01/22 ........... 3,109,618
3,660,000 City of Huntsville School Capital
Improvements Warrants
Refunding GO,
5.00%, 09/01/26 ........... 4,025,555
1,500,000 City of Huntsville Warrants Refunding
GO, Series A,
5.00%, 08/01/26 ........... 1,645,431
13,000,000 Water Works Board of the City of
Birmingham Water Utility
Improvements Revenue Bonds,
Series B,
5.00%, 01/01/45(a) ......... 14,432,491
26,897,438
Arizona — 0.6%
875,000 Arizona Department of Transportation
State Highway Fund Refunding
Revenue Bonds,
5.00%, 07/01/25 ........... 956,143
1,300,000 Arizona Department of Transportation
State Highway Fund Refunding
Revenue Bonds, Series A,
5.00%, 07/01/29(a) ......... 1,324,317
2,390,000 Arizona School Facilities Board
Advance Refunding COP, Series
A,
5.00%, 09/01/23 ........... 2,543,647
1,715,000 Arizona State Board of Regents
Advance Refunding COP, Series
A,
5.00%, 06/01/24 ........... 1,868,594
1,250,000 Arizona Water Infrastructure Finance
Authority Refunding Revenue
Bonds, Series A,
5.00%, 10/01/26 ........... 1,377,440
Principal
Amount Value
Arizona (continued)
$ 8,950,000 Salt River Project Agricultural
Improvement & Power District
Advance Refunding Revenue
Bonds,
5.00%, 01/01/30 ........... $ 10,748,298
6,470,000 Salt River Project Agricultural
Improvement & Power
District Electric Light & Power
Improvements Revenue Bonds,
Series A,
5.00%, 01/01/23 ........... 6,728,833
25,547,272
Arkansas — 0.2%
7,250,000 State of Arkansas Public Improvements
GO,
5.00%, 10/01/26 ........... 7,987,137
735,000 University of Arkansas Refunding
Revenue Bonds,
5.00%, 03/01/26 ........... 817,748
8,804,885
California — 5.5%
5,000,000 Bay Area Toll Authority Refunding
Revenue Bonds, Series B2,
0.04%, 04/01/47(b) ......... 5,000,000
100,000 California Health Facilities Financing
Authority Current Refunding
Revenue Bonds, (California
Mortgage Insurance),
5.00%, 07/01/23 ........... 105,717
1,845,000 California State Public Works Board
Revenue Bonds,
5.00%, 11/01/28 ........... 2,239,695
1,410,000 City of Los Angeles Department
of Airports Airport & Marina
Improvements Refunding
Revenue Bonds, Series A,
5.00%, 05/15/29 ........... 1,703,938
1,160,000 City of Los Angeles Department
of Airports Airport & Marina
Improvements Refunding
Revenue Bonds, Series A,
5.00%, 05/15/30 ........... 1,417,946
1,360,000 City of Los Angeles Department
of Airports Airport & Marina
Improvements Refunding
Revenue Bonds, Series A,
5.00%, 05/15/31 ........... 1,688,698

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments
- (Continued)

January 31, 2022
(Unaudited)
Principal
Amount Value
California (continued)
$ 1,805,000 City of Los Angeles Department
of Airports Airport & Marina
Improvements Refunding
Revenue Bonds, Series A,
5.00%, 05/15/33 ........... $ 2,226,772
5,235,000 City of Los Angeles Department
of Airports Airport & Marina
Improvements Revenue Bonds,
Series D,
5.00%, 05/15/27 ........... 6,121,523
5,000,000 City of Los Angeles Department
of Airports Airport & Marina
Improvements Revenue Bonds,
Series D,
5.00%, 05/15/28 ........... 5,951,235
8,250,000 City of Los Angeles Department
of Airports Airport & Marina
Improvements Revenue Bonds,
Series D,
5.00%, 05/15/30 ........... 10,119,756
10,000,000 City of Los Angeles Department
of Airports Airport & Marina
Improvements Revenue Bonds,
Series D,
5.00%, 05/15/31 ........... 12,416,899
1,500,000 County of San Bernardino CA Arrow
Head Project Current Refunding
COP, Series A,
5.00%, 10/01/23 ........... 1,600,002
5,000,000 Los Angeles Department of Water &
Power Power System Revenue
Current Refunding Revenue
Bonds, Series B,
5.00%, 07/01/24 ........... 5,466,189
3,500,000 Sacramento Municipal Utility District
Refunding Revenue Bonds, Sub-
Series B,
5.00%, 08/15/49(b) ......... 3,915,809
6,850,000 San Bernardino Community College
District Advance Refunding GO,
1.61%, 08/01/27 ........... 6,752,788
3,800,000 San Diego County Water Authority
Refunding Revenue Bonds, Sub-
Series S1,
5.00%, 05/01/28 ........... 4,598,834
800,000 San Diego Regional Building
Authority Advance Refunding
Revenue Bonds, Series A,
5.00%, 10/15/24 ........... 884,210
Principal
Amount Value
California (continued)
$ 2,500,000 San Francisco Bay Area Rapid Transit
District Transit Improvements
GO, Series B-1,
5.00%, 08/01/24 ........... $ 2,744,988
10,000,000 San Francisco City & County
Airport Comm-San Francisco
International Airport Current
Refunding Revenue Bonds, Series
2020,
5.00%, 05/01/37 ........... 12,050,792
2,340,000 San Francisco City & County
Airport Comm-San Francisco
International Airport Current
Refunding Revenue Bonds, Series
A,
5.00%, 05/01/31 ........... 2,903,737
13,000,000 San Francisco City & County
Airport Comm-San Francisco
International Airport Current
Refunding Revenue Bonds, Series
A,
5.00%, 05/01/32 ........... 16,058,992
1,860,000 San Francisco City & County
Airport Comm-San Francisco
International Airport Current
Refunding Revenue Bonds, Series
A,
5.00%, 05/01/34 ........... 2,294,705
1,000,000 San Francisco City & County
Airport Comm-San Francisco
International Airport Current
Refunding Revenue Bonds, Series
B,
5.00%, 05/01/31 ........... 1,265,869
4,380,000 State of California Advance Refunding
GO,
5.00%, 08/01/25 ........... 4,936,330
6,095,000 State of California Advance Refunding
GO,
5.00%, 09/01/25 ........... 6,885,168
4,475,000 State of California Advance Refunding
GO,
5.00%, 11/01/25 ........... 5,078,451
4,530,000 State of California Advance Refunding
GO, Group B,
5.00%, 09/01/25 ........... 5,117,278
2,000,000 State of California Current Refunding
GO,
5.00%, 10/01/25 ........... 2,264,506

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments
- (Continued)

January 31, 2022
(Unaudited)
Principal
Amount Value
California (continued)
$ 9,635,000 State of California Current Refunding
GO,
5.00%, 12/01/28 ........... $ 11,770,812
750,000 State of California Current Refunding
GO,
5.00%, 04/01/24 ........... 812,913
2,630,000 State of California Current Refunding
GO,
5.00%, 10/01/25 ........... 2,977,825
3,250,000 State of California Current Refunding
GO,
5.00%, 08/01/26 ........... 3,762,076
18,695,000 State of California Current Refunding
GO, (AGM),
5.25%, 08/01/32 ........... 24,611,534
1,620,000 State of California Department
of Water Resources Advance
Refunding Revenue Bonds, Series
AX,
5.00%, 12/01/22 ........... 1,679,718
6,210,000 State of California GO,
5.00%, 10/01/23 ........... 6,628,281
3,735,000 State of California GO,
5.00%, 10/01/24 ........... 4,113,715
7,000,000 State of California Public
Improvements GO,
5.00%, 09/01/22 ........... 7,184,351
3,000,000 State of California Public
Improvements GO,
5.00%, 03/01/26 ........... 3,331,971
5,715,000 State of California Public
Improvements GO,
5.00%, 10/01/27 ........... 6,539,461
8,000,000 State of California Refunding GO,
5.00%, 10/01/25 ........... 8,808,948
7,230,000 State of California School
Improvements GO,
5.00%, 11/01/28 ........... 8,624,292
6,360,000 University of California Refunding
Revenue Bonds, Series AJ,
4.60%, 05/15/31 ........... 7,258,918
231,915,642
Colorado — 1.3%
5,850,000 City & County of Denver CO Airport
System Revenue Airport &
Marina Improvements Refunding
Revenue Bonds, Series A,
5.00%, 12/01/28 ........... 6,979,493
Principal
Amount Value
Colorado (continued)
$ 8,000,000 City & County of Denver CO Airport
System Revenue Refunding
Revenue Bonds, Series A1,
5.00%, 11/15/22 ........... $ 8,283,421
2,175,000 City & County of Denver CO Airport
System Revenue Refunding
Revenue Bonds, Series A1,
5.00%, 11/15/32 ........... 2,724,130
5,000,000 City & County of Denver CO Airport
System Revenue Refunding
Revenue Bonds, Series A2,
5.00%, 11/15/23 ........... 5,364,058
3,300,000 City & County of Denver CO Airport
System Revenue Refunding
Revenue Bonds, Series A2,
5.00%, 11/15/25 ........... 3,737,175
10,000,000 City & County of Denver CO Airport
System Revenue, Series A,
5.00%, 12/01/32 ........... 11,891,833
4,000,000 City & County of Denver Co. Airport
System Refunding Revenue
Bonds, Series D,
5.00%, 11/15/31(b) ......... 4,134,288
2,060,000 Colorado Higher Education Refunding
COP, Series A,
5.00%, 11/01/24 ........... 2,265,903
2,000,000 Denver City & County School District
No 1 Refunding GO, (State Aid
Withholding),
5.00%, 12/01/24 ........... 2,217,104
1,000,000 Grand County School District No 2
East Grand School Improvements
GO, (State Aid Withholding),
4.00%, 12/01/37 ........... 1,181,582
4,275,000 Regional Transportation District Sales
Tax Revenue Advance Refunding
Revenue Bonds,
1.18%, 11/01/27 ........... 4,089,283
890,000 Weld County School District No RE-2
Eaton Schools Improvements
GO, (State Aid Withholding),
5.00%, 12/01/23 ........... 955,331
53,823,601
Connecticut — 4.2%
9,000,000 Connecticut State Health &
Educational Facilities Authority
Refunding Revenue Bonds, Series
A,
1.45%, 07/01/42(b)(c) ....... 9,038,294

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments
- (Continued)

January 31, 2022
(Unaudited)
Principal
Amount Value
Connecticut (continued)
$ 1,000,000 Connecticut State Health &
Educational Facilities Authority
Revenue Bonds, Series A,
5.00%, 07/01/31 ........... $ 1,271,641
6,500,000 Connecticut State Health &
Educational Facilities
Authority University & College
Improvements Revenue Bonds,
4.00%, 07/01/31 ........... 7,762,062
8,880,000 Connecticut State Health &
Educational Facilities
Authority University & College
Improvements Revenue Bonds,
Series C-1,
5.00%, 07/01/40(b) ......... 10,594,106
11,200,000 Connecticut State Health &
Educational Facilities
Authority University & College
Improvements Revenue Bonds,
Series S,
5.00%, 07/01/27 ........... 13,337,526
1,000,000 Hartford County Metropolitan
District Refunding Notes GO,
5.00%, 03/01/25 ........... 1,079,824
5,860,000 Hartford County Metropolitan
District Refunding Notes GO,
Series C, (AGM),
5.00%, 11/01/25 ........... 6,677,921
2,350,000 State of Connecticut Clean Water
Fund - State Revolving Fund
Refunding Revenue Bonds, Series
A,
5.00%, 03/01/29 ........... 2,616,834
5,000,000 State of Connecticut Current
Refunding GO, Series C,
5.00%, 07/15/22 ........... 5,102,919
8,650,000 State of Connecticut Current
Refunding GO, Series C,
5.00%, 07/15/24 ........... 9,472,756
1,675,000 State of Connecticut GO, Series A,
5.00%, 04/15/28 ........... 2,017,751
6,000,000 State of Connecticut GO, Series A,
4.00%, 01/15/29 ........... 6,932,730
3,500,000 State of Connecticut GO, Series A,
4.00%, 01/15/30 ........... 4,083,466
4,270,000 State of Connecticut GO, Series A,
4.00%, 01/15/31 ........... 5,022,087
2,500,000 State of Connecticut GO, Series A,
4.00%, 01/15/32 ........... 2,970,705
8,000,000 State of Connecticut GO, Series A,
4.00%, 01/15/33 ........... 9,436,410
Principal
Amount Value
Connecticut (continued)
$ 4,000,000 State of Connecticut GO, Series A,
4.00%, 01/15/34 ........... $ 4,684,324
20,000,000 State of Connecticut Refunding GO,
Series C,
5.00%, 06/01/23 ........... 20,278,276
1,245,000 State of Connecticut Special Tax
Revenue Bonds, Series A,
5.00%, 05/01/26 ........... 1,432,177
1,700,000 State of Connecticut Special Tax
Revenue Bonds, Series A,
5.00%, 05/01/27 ........... 2,001,203
1,715,000 State of Connecticut Special Tax
Revenue Bonds, Series A,
5.00%, 05/01/28 ........... 2,063,376
1,700,000 State of Connecticut Special Tax
Revenue Bonds, Series A,
5.00%, 05/01/29 ........... 2,086,527
2,200,000 State of Connecticut Special Tax
Revenue Bonds, Series A,
5.00%, 05/01/29 ........... 2,700,211
1,500,000 State of Connecticut Special Tax
Revenue Bonds, Series A,
5.00%, 05/01/30 ........... 1,876,291
2,000,000 State of Connecticut Special Tax
Revenue Bonds, Series A,
5.00%, 08/01/30 ........... 2,245,267
2,000,000 State of Connecticut Special Tax
Revenue Bonds, Series A,
5.00%, 05/01/31 ........... 2,545,378
3,100,000 State of Connecticut Special Tax
Revenue Bonds, Series A,
5.00%, 08/01/22 ........... 3,169,839
3,600,000 State of Connecticut Special Tax
Revenue Bonds, Series D,
5.00%, 11/01/28 ........... 4,375,268
1,225,000 State of Connecticut Special Tax
Revenue Bonds, Series D,
5.00%, 11/01/29 ........... 1,518,092
1,825,000 State of Connecticut Special Tax
Revenue Bonds, Series D,
5.00%, 11/01/30 ........... 2,303,525
1,850,000 State of Connecticut Special Tax
Revenue Bonds, Series D,
5.00%, 11/01/31 ........... 2,375,941
1,000,000 State of Connecticut Special Tax
Revenue Bonds, Series D,
5.00%, 11/01/32 ........... 1,280,777
3,700,000 State of Connecticut Special Tax
Revenue Bonds, Series D,
5.00%, 11/01/33 ........... 4,728,939

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments
- (Continued)

January 31, 2022
(Unaudited)
Principal
Amount Value
Connecticut (continued)
$ 5,260,000 State of Connecticut Special Tax
Revenue Highway Improvements
Revenue Bonds, Series D,
5.00%, 11/01/34 ........... $ 6,707,115
1,250,000 State of Connecticut Special Tax
Revenue Transportation
Infrastructure Advance Refunding
Revenue Bonds,
5.00%, 08/01/22 ........... 1,278,161
1,900,000 State of Connecticut Transportation
Infrastructure Refunding Revenue
Bonds,
5.00%, 09/01/24 ........... 2,087,724
5,000,000 State of Connecticut Transportation
Infrastructure Revenue Bonds,
Series A,
5.00%, 09/01/27 ........... 5,481,928
174,637,371
Delaware — 2.1%
1,000,000 Delaware River & Bay Authority
Revenue Bonds,
4.00%, 01/01/46 ........... 1,150,033
10,000,000 Delaware State Health Facilities
Authority Current Refundin
Revenue Bonds,
5.00%, 10/01/45 ........... 12,084,607
2,415,000 Delaware Transportation Authority
Current Refunding Revenue
Bonds,
5.00%, 09/01/28 ........... 2,925,431
1,165,000 Delaware Transportation Authority
Current Refunding Revenue
Bonds,
5.00%, 09/01/29 ........... 1,439,197
1,250,000 Delaware Transportation Authority
Current Refunding Revenue
Bonds,
5.00%, 09/01/30 ........... 1,573,107
2,750,000 Delaware Transportation Authority
Current Refunding Revenue
Bonds,
5.00%, 09/01/31 ........... 3,449,321
5,000,000 Delaware Transportation Authority
Current Refunding Revenue
Bonds,
5.00%, 07/01/32 ........... 6,316,303
1,500,000 Delaware Transportation Authority
Current Refunding Revenue
Bonds,
5.00%, 09/01/32 ........... 1,878,848
Principal
Amount Value
Delaware (continued)
$ 1,000,000 Delaware Transportation Authority
Current Refunding Revenue
Bonds,
5.00%, 09/01/35 ........... $ 1,247,191
5,825,000 Delaware Transportation Authority
Public Improvements Revenue
Bonds,
5.00%, 07/01/26 ........... 6,765,977
10,000,000 State of Delaware Current Refunding
GO,
5.00%, 02/01/28 ........... 12,095,629
7,705,000 State of Delaware Current Refunding
GO, Series A,
5.00%, 10/01/27 ........... 9,248,194
10,800,000 State of Delaware Public Facilities GO,
5.00%, 02/01/25 ........... 12,047,506
9,650,000 State of Delaware Public Facilities GO,
5.00%, 02/01/26 ........... 11,086,627
2,885,000 State of Delaware Public
Improvements GO,
5.00%, 03/01/24 ........... 3,124,008
86,431,979
District of Columbia — 1.9%
5,800,000 District of Columbia Current
Refunding GO, Series E,
5.00%, 02/01/34 ........... 7,397,470
1,350,000 District of Columbia GO, Series D,
5.00%, 02/01/29 ........... 1,664,765
2,000,000 District of Columbia GO, Series D,
5.00%, 02/01/30 ........... 2,515,614
2,300,000 District of Columbia GO, Series D,
5.00%, 02/01/33 ........... 2,937,019
1,000,000 District of Columbia Public
Improvements GO, Series A,
5.00%, 06/01/25 ........... 1,126,210
4,145,000 District of Columbia Public
Improvements Revenue Bonds,
Series A,
5.00%, 03/01/25 ........... 4,633,017
8,800,000 District of Columbia Public
Improvements Revenue Bonds,
Series A,
5.00%, 03/01/26 ........... 10,126,628
3,500,000 District of Columbia Public
Improvements Revenue Bonds,
Series B,
5.00%, 10/01/27 ........... 4,194,652
11,735,000 District of Columbia Refunding
Revenue Bonds, Series C,
5.00%, 10/01/23 ........... 12,549,694

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments
- (Continued)

January 31, 2022
(Unaudited)
Principal
Amount Value
District of Columbia (continued)
$ 10,000,000 District of Columbia Water & Sewer
Authority Revenue Bonds, Series
B,
5.00%, 10/01/52 ........... $ 11,539,072
5,000,000 Metropolitan Washington Airports
Authority Aviation Revenue
Airport & Marina Improvements
Revenue Bonds, Series A,
5.00%, 10/01/26 ........... 5,746,911
9,000,000 Metropolitan Washington Airports
Authority Aviation Revenue
Airport & Marina Improvements
Revenue Bonds, Series A,
5.00%, 10/01/27 ........... 10,571,437
5,000,000 Metropolitan Washington Airports
Authority Aviation Revenue
Airport & Marina Improvements
Revenue Bonds, Series A,
5.00%, 10/01/28 ........... 5,982,985
80,985,474
Florida — 1.8%
740,000 County of Hillsborough Refunding
GO,
5.00%, 07/01/25 ........... 836,261
5,000,000 Orange County Health Facilities
Authority Current Refunding
Revenue Bonds,
5.00%, 11/15/52(b) ......... 5,810,836
1,065,000 Peace River Manasota Regional Water
Supply Authority Refunding
Revenue Bonds,
4.00%, 10/01/22 ........... 1,089,446
1,000,000 Peace River Manasota Regional Water
Supply Authority Refunding
Revenue Bonds,
5.00%, 10/01/25 ........... 1,133,021
10,000,000 State of Florida Current Refunding
GO, Series A,
5.00%, 07/01/29 ........... 12,416,370
10,000,000 State of Florida Current Refunding
GO, Series A,
5.00%, 07/01/30 ........... 12,663,338
5,000,000 State of Florida Current Refunding
GO, Series A,
5.00%, 07/01/24 ........... 5,469,958
3,475,000 State of Florida Current Refunding
GO, Series A,
5.00%, 06/01/24 ........... 3,792,115
Principal
Amount Value
Florida (continued)
$ 10,000,000 State of Florida Current Refunding
GO, Series B,
5.00%, 06/01/28 ........... $ 12,112,521
2,565,000 State of Florida Current Refunding
GO, Series D,
5.00%, 06/01/23 ........... 2,708,556
1,750,000 State of Florida Current Refunding
GO, Series F,
5.00%, 06/01/28 ........... 2,026,401
2,380,000 State of Florida Department of
Transportation Turnpike System
Advance Refunding Revenue
Bonds, Series A,
5.00%, 07/01/22 ........... 2,424,721
2,465,000 State of Florida Department of
Transportation Turnpike System
Refunding Revenue Bonds, Series
C,
5.00%, 07/01/22 ........... 2,511,318
5,350,000 State of Florida Refunding GO, Series
C,
5.00%, 06/01/23 ........... 5,649,425
3,895,000 State of Florida Refunding GO, Series
C,
5.00%, 06/01/24 ........... 4,113,527
74,757,814
Georgia — 4.0%
800,000 Brookhaven Development Authority
Revenue Bonds, Series A,
5.00%, 07/01/22 ........... 815,066
1,950,000 Brookhaven Development Authority
Revenue Bonds, Series A,
5.00%, 07/01/23 ........... 2,064,607
21,000,000 Brookhaven Development Authority
Revenue Bonds, Series A,
4.00%, 07/01/49 ........... 23,320,057
750,000 Cherokee County Board of Education
Advance Refunding GO, (State
Aid Withholding),
5.00%, 02/01/23 ........... 782,486
2,000,000 City of Atlanta GA Department of
Aviation Current Refunding
Revenue Bonds, Series A,
5.00%, 07/01/24 ........... 2,180,457
5,000,000 City of Atlanta GA Department of
Aviation Current Refunding
Revenue Bonds, Series A,
5.00%, 07/01/25 ........... 5,605,705

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments
- (Continued)

January 31, 2022
(Unaudited)
Principal
Amount Value
Georgia (continued)
$ 4,225,000 City of Atlanta GA Department of
Aviation Current Refunding
Revenue Bonds, Series A,
5.00%, 07/01/26 ........... $ 4,864,276
11,445,000 City of Atlanta GA Department of
Aviation Current Refunding
Revenue Bonds, Series A,
5.00%, 07/01/27 ........... 13,498,141
5,000,000 City of Atlanta GA Department of
Aviation Current Refunding
Revenue Bonds, Series A,
5.00%, 07/01/28 ........... 6,022,891
1,400,000 City of Atlanta GA Department of
Aviation Current Refunding
Revenue Bonds, Series B,
5.00%, 07/01/24 ........... 1,520,376
2,000,000 City of Atlanta GA Department of
Aviation Current Refunding
Revenue Bonds, Series B,
5.00%, 07/01/25 ........... 2,228,803
2,000,000 City of Atlanta GA Department of
Aviation Current Refunding
Revenue Bonds, Series B,
5.00%, 07/01/26 ........... 2,285,110
3,000,000 City of Atlanta GA Department of
Aviation Current Refunding
Revenue Bonds, Series B,
5.00%, 07/01/27 ........... 3,505,877
3,000,000 City of Atlanta GA Department of
Aviation Current Refunding
Revenue Bonds, Series B,
5.00%, 07/01/28 ........... 3,573,449
265,000 City of Atlanta GA Department of
Aviation Refunding Revenue
Bonds, Series A,
5.00%, 07/01/22 ........... 269,901
1,500,000 City of Atlanta GA Department of
Aviation Refunding Revenue
Bonds, Series B,
5.00%, 07/01/22 ........... 1,527,742
240,000 City of Atlanta GA Department of
Aviation Refunding Revenue
Bonds, Series B,
5.00%, 07/01/23 ........... 253,825
820,000 City of Atlanta GA Department of
Aviation Refunding Revenue
Bonds, Series B,
5.00%, 07/01/25 ........... 919,336
Principal
Amount Value
Georgia (continued)
$ 1,000,000 City of Atlanta GA Department of
Aviation Refunding Revenue
Bonds, Series B,
5.00%, 07/01/29 ........... $ 1,228,267
1,000,000 City of Atlanta GA Department of
Aviation Refunding Revenue
Bonds, Series B,
5.00%, 07/01/30 ........... 1,251,149
1,350,000 City of Atlanta GA Department of
Aviation Refunding Revenue
Bonds, Series C,
5.00%, 07/01/22 ........... 1,374,569
1,140,000 City of Atlanta GA Department of
Aviation Refunding Revenue
Bonds, Series C,
5.00%, 07/01/23 ........... 1,204,508
1,230,000 City of Atlanta GA Department of
Aviation Refunding Revenue
Bonds, Series C,
5.00%, 07/01/24 ........... 1,335,759
920,000 City of Atlanta GA Department of
Aviation Refunding Revenue
Bonds, Series C,
5.00%, 07/01/25 ........... 1,025,250
1,250,000 City of Atlanta GA Department of
Aviation Refunding Revenue
Bonds, Series C,
5.00%, 07/01/29 ........... 1,511,139
1,315,000 City of Atlanta GA Department of
Aviation Refunding Revenue
Bonds, Series C,
5.00%, 07/01/30 ........... 1,612,984
1,725,000 City of Atlanta GA Department of
Aviation Refunding Revenue
Bonds, Series C,
5.00%, 07/01/31 ........... 2,146,350
1,400,000 City of Atlanta GA Department of
Aviation Refunding Revenue
Bonds, Series C,
5.00%, 07/01/33 ........... 1,733,793
810,000 Development Authority of Bulloch
County Current Refunding
Revenue Bonds,
5.00%, 08/01/22 ........... 827,797
6,010,000 Gainesville & Hall County Hospital
Authority Current Refunding
Revenue Bonds,
5.00%, 02/15/25 ........... 6,691,161

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments
- (Continued)

January 31, 2022
(Unaudited)
Principal
Amount Value
Georgia (continued)
$ 3,000,000 Gainesville & Hall County Hospital
Authority Current Refunding
Revenue Bonds,
5.00%, 02/15/26 ........... $ 3,428,728
1,000,000 Gainesville & Hall County Hospital
Authority Revenue Bonds, Series
A,
5.00%, 02/15/24 ........... 1,079,083
1,000,000 Gainesville & Hall County Hospital
Authority Revenue Bonds, Series
A,
5.00%, 02/15/30 ........... 1,239,152
1,750,000 Georgia State Road & Tollway
Authority Highway
Improvements Revenue Bonds,
5.00%, 06/01/28 ........... 2,116,163
3,190,000 Georgia State Road & Tollway
Authority Highway
Improvements Revenue Bonds,
5.00%, 06/01/29 ........... 3,936,611
3,000,000 Georgia State Road & Tollway
Authority Highway
Improvements Revenue Bonds,
5.00%, 06/01/30 ........... 3,774,253
3,935,000 Lowndes County Board of Education
School Improvements GO, (State
Aid Withholding),
5.00%, 02/01/22 ........... 3,935,000
1,975,000 Lowndes County Board of Education
School Improvements GO, (State
Aid Withholding),
5.00%, 02/01/23 ........... 2,060,546
1,555,000 South Regional Joint Development
Authority Advance Refunding
Revenue Bonds, Series A,
5.00%, 08/01/26 ........... 1,793,398
1,100,000 South Regional Joint Development
Authority Advance Refunding
Revenue Bonds, Series B,
5.00%, 08/01/26 ........... 1,268,641
3,265,000 State of Georgia Advance Refunding
GO, Series C-1,
5.00%, 01/01/24 ........... 3,516,995
1,950,000 State of Georgia Public Improvements
GO, Series A-2,
5.00%, 02/01/25 ........... 2,102,508
13,475,000 State of Georgia School Improvements
GO, Series A,
5.00%, 07/01/31 ........... 17,459,242
Principal
Amount Value
Georgia (continued)
$ 2,230,000 State of Georgia School Improvements
GO, Series A-1,
5.00%, 02/01/25 ........... $ 2,487,587
18,020,000 State of Georgia University and
College Improvements GO, Series
A-1,
5.00%, 02/01/24 ........... 19,461,104
166,839,842
Hawaii — 3.6%
12,715,000 City & County of Honolulu GO,
Series E,
5.00%, 03/01/30 ........... 15,953,646
10,000,000 City & County of Honolulu HI
Refunding GO, Series A,
5.00%, 09/01/25 ........... 11,337,766
4,940,000 City & County of Honolulu HI
Transit Improvements GO, Series
E,
5.00%, 09/01/29(b) ......... 5,206,990
3,000,000 City & County of Honolulu Public
Improvements Refunding GO,
Series D,
5.00%, 08/01/23 ........... 3,187,741
12,260,000 State of Hawaii Airports System
Revenue Airport & Marina
Improvements Revenue Bonds,
Series A,
5.00%, 07/01/31 ........... 14,974,591
11,965,000 State of Hawaii Airports System
Revenue Airport & Marina
Improvements Revenue Bonds,
Series A,
5.00%, 07/01/32 ........... 14,589,306
5,865,000 State of Hawaii Airports System
Revenue Airport & Marina
Improvements Revenue Bonds,
Series A,
5.00%, 07/01/33 ........... 7,148,150
2,500,000 State of Hawaii Airports System
Revenue Airport & Marina
Improvements Revenue Bonds,
Series A,
5.00%, 07/01/35 ........... 2,958,188
2,000,000 State of Hawaii Airports System
Revenue Current Refunding
Revenue Bonds, Series E,
1.71%, 07/01/26 ........... 1,966,401

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments
- (Continued)

January 31, 2022
(Unaudited)
Principal
Amount Value
Hawaii (continued)
$ 2,250,000 State of Hawaii Airports System
Revenue Current Refunding
Revenue Bonds, Series E,
1.81%, 07/01/27 ........... $ 2,203,149
10,000,000 State of Hawaii Airports System
Revenue Refunding Revenue
Bonds, Series D,
5.00%, 07/01/33 ........... 12,422,627
1,500,000 State of Hawaii Harbor System
Revenue Airport & Marina
Improvements Revenue Bonds,
Series A,
5.00%, 07/01/26 ........... 1,723,495
4,165,000 State of Hawaii Harbor System
Revenue Airport & Marina
Improvements Revenue Bonds,
Series A,
5.00%, 07/01/27 ........... 4,900,321
7,330,000 State of Hawaii Harbor System
Revenue Airport & Marina
Improvements Revenue Bonds,
Series A,
5.00%, 07/01/28 ........... 8,804,829
3,915,000 State of Hawaii Harbor System
Revenue Airport & Marina
Improvements Revenue Bonds,
Series A,
5.00%, 07/01/29 ........... 4,778,186
3,750,000 State of Hawaii Harbor System
Revenue Airport & Marina
Improvements Revenue Bonds,
Series A,
5.00%, 07/01/30 ........... 4,658,690
10,420,000 State of Hawaii Harbor System
Revenue Airport & Marina
Improvements Revenue Bonds,
Series A,
4.00%, 07/01/31 ........... 12,093,365
11,920,000 State of Hawaii Harbor System
Revenue Airport & Marina
Improvements Revenue Bonds,
Series A,
4.00%, 07/01/32 ........... 13,809,946
5,420,000 State of Hawaii Public Improvements
GO, Series EH,
5.00%, 08/01/33(a) ......... 5,756,670
2,515,000 State of Hawaii Public Improvements
GO, Series FK,
5.00%, 05/01/29 ........... 2,964,781
Principal
Amount Value
Hawaii (continued)
$ 1,180,000 University of Hawaii Advance
Refunding Revenue Bonds, Series
F,
5.00%, 10/01/22 ........... $ 1,215,295
152,654,133
Idaho — 0.1%
500,000 Canyon County School District No
131 Nampa Advance Refunding
GO, (School Board GTY),
5.00%, 09/15/24 ........... 550,614
900,000 Canyon County School District No
131 Nampa Advance Refunding
GO, (School Board GTY),
5.00%, 09/15/25 ........... 1,019,816
320,000 Idaho Bond Bank Authority Current
Refunding Revenue Bonds, Series
D,
5.00%, 09/15/23(a) ......... 328,627
490,000 Idaho Bond Bank Authority Current
Refunding Revenue Bonds, Series
D,
5.00%, 09/15/23 ........... 502,603
690,000 Idaho Bond Bank Authority Current
Refunding Revenue Bonds, Series
D,
5.00%, 09/15/23(a) ......... 708,818
1,500,000 Idaho Health Facilities Authority
Current Refunding Revenue
Bonds,
4.00%, 03/01/46 ........... 1,693,833
4,804,311
Illinois — 0.5%
500,000 Illinois State Toll Highway Authority
Refunding Revenue Bonds, Series
D,
5.00%, 01/01/24 ........... 537,202
3,250,000 Metropolitan Water Reclamation
District of Greater Chicago
Current Refunding GO, Series A,
5.00%, 12/01/24 ........... 3,593,189
3,000,000 Metropolitan Water Reclamation
District of Greater Chicago
Current Refunding GO, Series C,
5.00%, 12/01/30 ........... 3,758,723
2,375,000 Metropolitan Water Reclamation
District of Greater Chicago
Current Refunding GO, Series C,
5.00%, 12/01/31 ........... 3,027,706

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments
- (Continued)

January 31, 2022
(Unaudited)
Principal
Amount Value
Illinois (continued)
$ 3,310,000 Metropolitan Water Reclamation
District of Greater Chicago
Current Refunding GO, Series C,
5.00%, 12/01/32 ........... $ 4,267,085
1,500,000 Metropolitan Water Reclamation
District of Greater Chicago GO,
Series A,
4.00%, 12/01/46 ........... 1,731,913
2,000,000 Metropolitan Water Reclamation
District of Greater Chicago
Refunding GO, Series D,
5.00%, 12/01/22 ........... 2,073,556
850,000 Peoria Metropolitan Airport Authority
Advance Refunding GO, Series
D,
5.00%, 12/01/24 ........... 941,515
19,930,889
Indiana — 0.2%
235,000 Columbus Multi-High School
Building Corp. Refunding
Revenue Bonds, (State Aid
Intercept Program),
5.00%, 07/15/22 ........... 239,816
7,025,000 Indiana Finance Authority Health Care
Facilities Revenue Bonds,
0.70%, 12/01/46(b) ......... 6,831,022
7,070,838
Iowa — 1.1%
1,750,000 Iowa Finance Authority Green Purpose
Revenue Bonds, Series A,
5.00%, 08/01/27 ........... 2,088,137
1,425,000 Iowa Finance Authority Green Purpose
Revenue Bonds, Series A,
5.00%, 08/01/28 ........... 1,738,059
1,000,000 Iowa Finance Authority Green Purpose
Revenue Bonds, Series A,
5.00%, 08/01/29 ........... 1,244,556
1,210,000 Iowa Finance Authority Green Purpose
Revenue Bonds, Series A,
5.00%, 08/01/30 ........... 1,532,519
2,360,000 Iowa Finance Authority Green Purpose
Revenue Bonds, Series A,
5.00%, 08/01/32 ........... 3,043,181
3,000,000 State of Iowa Advance Refunding
Revenue Bonds, Series A,
5.00%, 06/01/28 ........... 3,460,119
3,920,000 State of Iowa Board of Regents Current
Refunding Revenue Bonds,
5.00%, 09/01/24 ........... 4,306,251
Principal
Amount Value
Iowa (continued)
$ 4,325,000 State of Iowa Board of Regents Current
Refunding Revenue Bonds,
5.00%, 09/01/26 ........... $ 5,019,386
4,535,000 State of Iowa Board of Regents Current
Refunding Revenue Bonds,
5.00%, 09/01/27 ........... 5,384,251
4,785,000 State of Iowa Board of Regents Current
Refunding Revenue Bonds,
5.00%, 09/01/28 ........... 5,803,008
4,415,000 State of Iowa Board of Regents Health
Care Facilities Revenue Bonds,
5.00%, 09/01/29 ........... 5,454,125
3,080,000 State of Iowa Board of Regents Health
Care Facilities Revenue Bonds,
5.00%, 09/01/31 ........... 3,934,512
3,600,000 State of Iowa Board of Regents Health
Care Facilities Revenue Bonds,
5.00%, 09/01/34 ........... 4,664,560
47,672,664
Kansas — 0.0%
1,260,000 Sedgwick County Public Building
Commission Technical Education
Complex Refunding Revenue
Bonds, Series 2,
5.00%, 08/01/23 ........... 1,338,461
Maine — 0.2%
725,000 Maine Governmental Facilities
Authority Facilities Improvements
Revenue Bonds, Series A,
5.00%, 10/01/23 ........... 773,833
2,835,000 State of Maine Highway Improvements
GO, Series B,
5.00%, 06/01/28 ........... 3,447,280
3,400,000 State of Maine Highway Improvements
GO, Series B,
5.00%, 06/01/29 ........... 4,222,326
8,443,439
Maryland — 4.2%
5,735,000 County of Anne Arundel School
Improvements GO,
5.00%, 04/01/27 ........... 6,415,240
2,810,000 County of Anne Arundel School
Improvements GO,
5.00%, 04/01/28 ........... 3,144,640
1,200,000 County of Baltimore 78th Issue
Refunding GO,
5.00%, 02/01/29 ........... 1,375,427

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments
- (Continued)

January 31, 2022
(Unaudited)
Principal
Amount Value
Maryland (continued)
$ 3,835,000 County of Baltimore 81st Issue
Refunding GO,
5.00%, 03/01/23 ........... $ 4,015,057
2,730,000 County of Baltimore Refunding GO,
5.00%, 03/01/23 ........... 2,858,176
2,000,000 County of Baltimore Refunding GO,
5.00%, 03/01/27 ........... 2,364,628
1,160,000 County of Frederick Crossover
Refunding GO, Series A,
5.00%, 02/01/25 ........... 1,293,263
4,500,000 County of Montgomery Advance
Refunding GO, Series B,
5.00%, 06/01/23 ........... 4,756,182
2,000,000 County of Montgomery Public
Improvements GO, Series A,
5.00%, 12/01/27 ........... 2,215,324
10,000,000 County of Montgomery Refunding
GO, Series A,
5.00%, 08/01/27 ........... 11,943,924
10,000,000 County of Montgomery Refunding
GO, Series A,
5.00%, 08/01/28 ........... 12,217,721
10,000,000 County of Montgomery Refunding
GO, Series A,
5.00%, 08/01/31 ........... 12,978,002
3,500,000 County of Montgomery Refunding
GO, Series A,
5.00%, 11/01/23 ........... 3,752,723
3,185,000 County of Prince George's Public
School Improvement GO, Series
A,
5.00%, 09/15/25 ........... 3,617,505
3,110,000 County of Prince George's Public
School Improvements GO, Series
A,
5.00%, 07/01/24 ........... 3,403,878
1,000,000 Maryland State Transportation
Authority Highway
Improvements Revenue Bonds,
Series A,
5.00%, 07/01/23 ........... 1,059,211
945,000 Maryland State Transportation
Authority Highway
Improvements Revenue Bonds,
Series A,
5.00%, 07/01/24 ........... 1,033,822
1,000,000 Maryland State Transportation
Authority Highway
Improvements Revenue Bonds,
Series A,
5.00%, 07/01/30 ........... 1,261,846
Principal
Amount Value
Maryland (continued)
$ 9,255,000 State of Maryland Advance Refunding
GO, Series B,
5.00%, 08/01/25 ........... $ 10,474,686
6,000,000 State of Maryland Department
of Transportation Transit
Improvements Revenue Bonds,
5.00%, 02/01/25 ........... 6,258,658
10,000,000 State of Maryland Department
of Transportation Transit
Improvements Revenue Bonds,
5.00%, 11/01/26 ........... 11,028,212
3,000,000 State of Maryland GO, Series A,
5.00%, 08/01/31 ........... 3,890,337
10,700,000 State of Maryland Public Facilities
GO, Series A,
5.00%, 08/01/26 ........... 12,457,064
8,035,000 State of Maryland Public
Improvements GO, Series A,
5.00%, 08/01/24(a) ......... 8,534,104
1,000,000 State of Maryland Public
Improvements GO, Series A,
5.00%, 03/15/25 ........... 1,119,058
7,015,000 State of Maryland Refunding GO,
Series 2-C,
5.00%, 08/01/23 ........... 7,457,259
7,700,000 State of Maryland School
Improvements GO, 1st Series,
5.00%, 06/01/23 ........... 8,137,298
20,000,000 State of Maryland School
Improvements GO, Series A,
5.00%, 03/15/23 ........... 20,971,962
1,675,000 University System of Maryland
Current Refunding Revenue
Bonds, Series A,
5.00%, 04/01/24 ........... 1,816,635
5,000,000 Washington Suburban Sanitary
Commission Water & Sewer
System Improvements GO, 2nd
Series, (County GTY),
5.00%, 06/01/25 ........... 5,631,050
177,482,892
Massachusetts — 3.4%
13,025,000 Commonwealth of Massachusetts
Advance Refunding GO, Series B,
5.00%, 07/01/31 ........... 15,059,306
9,330,000 Commonwealth of Massachusetts
Advance Refunding GO, Series
C,
5.00%, 10/01/26 ........... 10,878,891

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments
- (Continued)

January 31, 2022
(Unaudited)
Principal
Amount Value
Massachusetts (continued)
$ 835,000 Commonwealth of Massachusetts
Advance Refunding GO, Series E,
5.00%, 11/01/23 ........... $ 894,687
15,000,000 Commonwealth of Massachusetts
Current Refunding GO, Series A,
5.00%, 09/01/27 ........... 17,888,775
3,900,000 Commonwealth of Massachusetts
Highway Improvements Revenue
Bonds, Series B,
5.00%, 06/15/22 ........... 3,966,715
2,000,000 Commonwealth of Massachusetts
Public Improvements GO, Series
C,
5.00%, 07/01/32 ........... 2,247,180
5,000,000 Commonwealth of Massachusetts
Transportation Fund Advance
Refunding Revenue Bonds, Series
A,
5.00%, 06/01/27 ........... 5,775,122
1,000,000 Massachusetts Bay Transportation
Authority Sales Tax Revenue
Advance Refunding Revenue
Bonds, Senior Series B,
5.00%, 07/01/33 ........... 1,123,362
2,000,000 Massachusetts Bay Transportation
Authority Sales Tax Revenue
Transit Improvements Revenue
Bonds, Series A-1,
5.00%, 07/01/24 ........... 2,187,983
1,500,000 Massachusetts Bay Transportation
Authority Sales Tax Revenue
Transit Improvements Revenue
Bonds, Series A-1,
5.00%, 07/01/25 ........... 1,689,744
1,000,000 Massachusetts Bay Transportation
Authority Sales Tax Revenue
Transit Improvements Revenue
Bonds, Series A-1,
5.00%, 07/01/28 ........... 1,211,359
7,280,000 Massachusetts Clean Water Trust
Advance Green Revenue Bond,
Series 2020,
5.00%, 02/01/36 ........... 8,082,046
8,000,000 Massachusetts Clean Water Trust
Advance Green Revenue Bond,
Sub Series 2017A,
5.00%, 02/01/33 ........... 8,326,874
2,265,000 Massachusetts Clean Water Trust
Revenue Bond, Series 23B,
5.00%, 02/01/29 ........... 2,788,031
Principal
Amount Value
Massachusetts (continued)
$ 2,380,000 Massachusetts Clean Water Trust
Revenue Bond, Series 23B,
5.00%, 02/01/30 ........... $ 2,989,511
5,035,000 Massachusetts Clean Water Trust
Revenue Bond, Series 23B,
5.00%, 02/01/32 ........... 6,413,452
5,000,000 Massachusetts Development Finance
Agency Advance Refunding
Revenue Bonds, Series A,
5.00%, 07/15/33 ........... 5,757,626
10,000,000 Massachusetts Development Finance
Agency Advance Refunding
Revenue Bonds, Series A,
5.00%, 10/15/27 ........... 11,965,087
4,050,000 Massachusetts Development Finance
Agency Current Refunding
Revenue Bonds, Series A,
5.00%, 10/15/26 ........... 4,729,164
3,500,000 Massachusetts Development Finance
Agency University & College
Improvements Revenue Bonds,
0.45%, 07/01/41(b) ......... 3,402,532
5,450,000 Massachusetts Housing Finance
Agency STATE MF HSG
Revenue Bonds, Series B-2,
0.90%, 06/01/26 ........... 5,240,711
3,500,000 Massachusetts School Building
Authority Refunding Revenue
Bonds, Senior Series A,
5.00%, 08/15/23 ........... 3,578,465
500,000 Massachusetts Water Resources
Authority Refunding Revenue
Bonds, Series A,
5.00%, 08/01/22 ........... 511,340
3,050,000 Massachusetts Water Resources
Authority Refunding Revenue
Bonds, Series C,
5.00%, 08/01/22 ........... 3,119,177
2,155,000 Town of Stoneham School
Improvements GO,
5.00%, 01/15/29 ........... 2,653,424
1,765,000 Town of Stoneham School
Improvements GO,
5.00%, 01/15/30 ........... 2,218,082
1,000,000 Town of Stoneham School
Improvements GO,
5.00%, 01/15/31 ........... 1,281,049
2,940,000 Town of Stoneham School
Improvements GO,
5.00%, 01/15/32 ........... 3,755,644

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments
- (Continued)

January 31, 2022
(Unaudited)
Principal
Amount Value
Massachusetts (continued)
$ 1,440,000 Town of Stoneham School
Improvements GO,
5.00%, 01/15/33 ........... $ 1,838,405
141,573,744
Michigan — 0.2%
950,000 L'Anse Creuse Public Schools Current
Refunding GO, (Q-SBLF),
5.00%, 05/01/23 ........... 998,961
1,000,000 Michigan State Building Authority
Current Refunding Revenue
Bonds, (Facilities Program),
5.00%, 04/15/24 ........... 1,085,492
1,000,000 Michigan State University Refunding
Revenue Bonds, Series A,
5.00%, 08/15/31 ........... 1,121,597
1,000,000 University of Michigan Advance
Refunding Revenue Bonds, Series
A,
5.00%, 04/01/22 ........... 1,007,700
3,000,000 University of Michigan University &
College Improvements Revenue
Bonds, Series A,
5.00%, 04/01/26 ........... 3,459,078
290,000 Wayne-Westland Community Schools
Improvements GO, (Q-SBLF),
5.00%, 11/01/22 ........... 299,535
7,972,363
Minnesota — 1.5%
600,000 Cambridge-Isanti Independent School
District No 911 Crossover
Refunding GO, Series D, (School
District Credit Program),
5.00%, 02/01/25 ........... 666,485
1,515,000 Cambridge-Isanti Independent School
District No 911 School Building
Refunding GO, Series D, (School
District Credit Program),
5.00%, 02/01/24 ........... 1,632,708
2,000,000 City of Rochester Advance Refunding
GO, Series B,
5.00%, 12/01/24 ........... 2,218,881
10,000,000 Metropolitan Council Transit
Improvements GO, Series B,
5.00%, 12/01/23 ........... 10,741,647
1,815,000 Minnesota Public Facilities Authority
Advance Refunding Revenue
Bonds, Series B,
5.00%, 03/01/27 ........... 2,087,835
Principal
Amount Value
Minnesota (continued)
$ 2,535,000 Robbinsdale Independent School
District No 281 Current
Refunding GO, Series A, (School
District Credit Program),
5.00%, 02/01/23 ........... $ 2,643,764
2,805,000 Robbinsdale Independent School
District No 281 Current
Refunding GO, Series A, (School
District Credit Program),
5.00%, 02/01/24 ........... 3,021,196
2,200,000 Sartell-St Stephen Independent School
District No 748 GO, Series A,
(School District Credit Program),
5.00%, 02/01/25 ........... 2,449,979
1,500,000 State of Minnesota Advance Refunding
GO, Series D,
5.00%, 08/01/25 ........... 1,698,232
2,335,000 State of Minnesota Advance Refunding
GO, Series D,
5.00%, 08/01/23 ........... 2,481,125
2,870,000 State of Minnesota Highway
Improvements GO, Series B,
5.00%, 10/01/23 ........... 3,066,773
1,395,000 State of Minnesota Public
Improvements COP,
5.00%, 06/01/24 ........... 1,522,641
2,910,000 State of Minnesota Public
Improvements COP,
5.00%, 06/01/26 ........... 3,161,471
10,000,000 State of Minnesota School
Improvements GO, Series A,
5.00%, 09/01/29 ........... 12,507,015
8,260,000 State of Minnesota School
Improvements GO, Series A,
5.00%, 09/01/30 ........... 10,531,047
1,000,000 Waconia Independent School District
No 110 Refunding GO, Series A,
(School District Credit Program),
5.00%, 02/01/24 ........... 1,076,249
61,507,048
Mississippi — 0.3%
2,310,000 Mississippi Development Bank
Harrison County Highway
Refunding Revenue Bonds, Series
A,
5.00%, 01/01/25 ........... 2,560,327
10,000,000 State of Mississippi Public
Improvements GO, Series B,
5.00%, 12/01/31(a) ......... 10,737,851
13,298,178

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments
- (Continued)

January 31, 2022
(Unaudited)
Principal
Amount Value
Missouri — 0.0%
$ 905,000 Missouri State Environmental
Improvement & Energy
Resources Authority Advance
Refunding Revenue Bonds, Series
B,
5.00%, 01/01/25 ........... $ 1,005,551
500,000 North Kansas City School District
No 74 School Improvements
Refunding GO, (State Aid Direct
Deposit),
5.00%, 03/01/24 ........... 541,206
1,546,757
New Hampshire — 0.1%
3,990,000 State of New Hampshire Public
Improvements GO, Series B,
5.00%, 12/01/22 ........... 4,137,765
New Jersey — 3.6%
1,060,000 County of Ocean Current Refunding
GO, Series B,
4.00%, 08/01/24 ........... 1,137,803
1,825,000 County of Ocean Public
Improvements GO, Series A,
5.00%, 08/01/24 ........... 2,003,841
1,255,000 County of Ocean Public
Improvements GO, Series A,
5.00%, 08/01/25 ........... 1,421,316
1,340,000 County of Ocean Public
Improvements GO, Series A,
5.00%, 08/01/27 ........... 1,601,271
1,000,000 Monmouth County Improvement
Authority Cash Flow
Management Revenue Bonds,
Series B, (County GTY),
5.00%, 12/01/23 ........... 1,073,975
1,000,000 Monmouth County Improvement
Authority Cash Flow
Management Revenue Bonds,
Series B, (County GTY),
5.00%, 12/01/24 ........... 1,109,440
200,000 Monmouth County Improvement
Authority Refunding Revenue
Bonds (County GTY, Municipal
Government GTY),
5.00%, 12/01/22 ........... 207,390
5,095,000 New Jersey Educational Facilities
Authority Current Refunding
Revenue Bonds, Series C,
5.00%, 03/01/31 ........... 6,528,267
Principal
Amount Value
New Jersey (continued)
$ 4,920,000 New Jersey Educational Facilities
Authority University & College
Improvements Revenue Bonds,
Series A,
5.00%, 09/01/22 ........... $ 5,039,360
12,500,000 New Jersey Health Care Facilities
Financing Authority Revenue
Bonds,
5.00%, 07/01/24 ........... 13,678,039
7,500,000 New Jersey Health Care Facilities
Financing Authority Revenue
Bonds,
5.00%, 07/01/25 ........... 8,467,542
1,000,000 New Jersey Health Care Facilities
Financing Authority Revenue
Bonds,
5.00%, 07/01/26 ........... 1,157,342
1,675,000 New Jersey Health Care Facilities
Financing Authority Revenue
Bonds,
5.00%, 07/01/26 ........... 1,944,016
1,000,000 New Jersey Health Care Facilities
Financing Authority Revenue
Bonds,
5.00%, 07/01/27 ........... 1,185,105
1,055,000 New Jersey Health Care Facilities
Financing Authority Revenue
Bonds,
5.00%, 07/01/29 ........... 1,297,472
1,000,000 New Jersey Health Care Facilities
Financing Authority Revenue
Bonds,
5.00%, 07/01/30 ........... 1,252,925
1,500,000 New Jersey Health Care Facilities
Financing Authority Revenue
Bonds,
5.00%, 07/01/30 ........... 1,887,402
1,040,000 New Jersey Health Care Facilities
Financing Authority Revenue
Bonds,
5.00%, 07/01/31 ........... 1,332,855
1,500,000 New Jersey Health Care Facilities
Financing Authority Revenue
Bonds,
5.00%, 07/01/23 ........... 1,587,065
1,000,000 New Jersey Health Care Facilities
Financing Authority RWJ
Barnabas Health System
Obligated Group Refunding
Revenue Bonds,
5.00%, 07/01/23 ........... 1,059,357

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments
- (Continued)

January 31, 2022
(Unaudited)
Principal
Amount Value
New Jersey (continued)
$ 4,455,000 New Jersey Infrastructure Bank Green
Purpose Revenue Bonds,
5.00%, 09/01/26 ........... $ 5,189,655
10,300,000 New Jersey Transportation Trust Fund
Authority Current Refunding
Revenue Bonds, Series A,
5.00%, 06/15/23 ........... 10,882,545
3,210,000 New Jersey Transportation Trust
Fund Authority Highway
Improvements Revenue Bonds,
Series BB,
5.00%, 06/15/31 ........... 3,964,800
7,250,000 New Jersey Transportation Trust
Fund Authority Highway
Improvements Revenue Bonds,
Series BB,
5.00%, 06/15/32 ........... 8,984,135
5,000,000 New Jersey Transportation Trust
Fund Authority Highway
Improvements Revenue Bonds,
Series BB,
5.00%, 06/15/33 ........... 6,172,759
100,000 New Jersey Transportation Trust Fund
Authority Refunding Revenue
Bonds, Series D,
5.00%, 12/15/23 ........... 106,987
1,770,000 New Jersey Transportation Trust Fund
Authority Transit Improvements
Refunding Revenue Bonds, Series
A,
5.25%, 12/15/22 ........... 1,835,672
9,000,000 New Jersey Turnpike Authority
Advance Refunding Revenue
Bonds, Series B,
1.28%, 01/01/27 ........... 8,693,711
5,500,000 New Jersey Turnpike Authority
Advance Refunding Revenue
Bonds, Series B,
1.81%, 01/01/30 ........... 5,268,701
1,000,000 New Jersey Turnpike Authority
Advance Refunding Revenue
Bonds, Series B,
5.00%, 01/01/27 ........... 1,168,956
2,380,000 New Jersey Turnpike Authority
Current Refunding Revenue
Bonds, Series C,
5.00%, 01/01/25 ........... 2,635,021
2,775,000 New Jersey Turnpike Authority
Highway Improvements Revenue
Bonds Series A,
5.00%, 01/01/27 ........... 3,243,854
Principal
Amount Value
New Jersey (continued)
$ 2,145,000 New Jersey Turnpike Authority
Highway Improvements Revenue
Bonds Series A,
5.00%, 01/01/29 ........... $ 2,334,785
2,500,000 New Jersey Turnpike Authority
Highway Improvements Revenue
Bonds Series A,
5.00%, 01/01/29 ........... 2,915,925
3,250,000 New Jersey Turnpike Authority
Highway Improvements Revenue
Bonds, Series E,
5.00%, 01/01/32 ........... 3,583,486
3,000,000 New Jersey Turnpike Authority
Highway Improvements Revenue
Bonds, Series E,
5.00%, 01/01/33 ........... 3,305,117
4,000,000 New Jersey Turnpike Authority
Highway Improvements Revenue
Bonds,Series A,
5.00%, 01/01/34 ........... 4,651,041
2,000,000 Rutgers The State University of New
Jersey Advance Refunding
Revenue Bonds, Series S,
1.66%, 05/01/28 ........... 1,926,627
20,000,000 State of New Jersey COVID-19 GO,
Series A,
5.00%, 06/01/24 ........... 21,704,210
153,539,770
New Mexico — 0.0%
500,000 Albuquerque Municipal School
District No 12 School
Improvements GO, Series 2017,
(State Aid Withholding),
5.00%, 08/01/24 ........... 548,347
1,000,000 Hobbs School District No 16 School
Improvements GO, Series A,
(State Aid Withholding),
5.00%, 09/15/28 ........... 1,095,234
1,643,581
New York — 12.3%
10,000 City of New York Advance Refunding
GO, Series C,
5.00%, 08/01/26 ........... 11,552
30,000,000 City of New York Advance Refunding
GO, Series C,
5.00%, 08/01/22 ........... 30,681,951
15,000,000 City of New York Current Refunding
GO, Series E,
5.00%, 08/01/23 ........... 15,929,423

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments
- (Continued)

January 31, 2022
(Unaudited)
Principal
Amount Value
New York (continued)
$ 9,400,000 City of New York Current Refunding
GO, Series E,
5.00%, 08/01/24 ........... $ 10,301,587
8,000,000 City of New York GO, Sub-Series B-3,
0.12%, 10/01/46(b) ......... 8,000,000
1,400,000 City of New York Public
Improvements GO, Series I,
Subseries I-A,
5.00%, 04/01/28(c) ......... 1,678,727
2,000,000 City of New York Public
Improvements GO, Series I,
Subseries I-A,
5.00%, 04/01/29(c) ......... 2,450,683
2,910,000 City of New York Public
Improvements GO, Sub-Series
D-1,
5.00%, 08/01/22 ........... 2,976,149
32,750,000 City of New York Public
Improvements GO, Sub-Series
D-3,
5.00%, 08/01/38(b)(c) ....... 34,709,229
2,135,000 City of New York Public
Improvements GO, Sub-Series
F-1,
5.00%, 03/01/24 ........... 2,232,629
650,000 City of New York Refunding GO,
Series C,
5.00%, 08/01/22 ........... 664,776
3,575,000 City of New York Refunding GO,
Series F,
5.00%, 08/01/29 ........... 3,589,635
18,500,000 City of New York Refunding GO,
Series G,
5.00%, 08/01/22 ........... 18,920,536
5,000,000 City of New York Refunding GO,
Series I,
5.00%, 08/01/25 ........... 5,308,262
9,450,000 City of New York Refunding GO,
Series J, Sub-Series J11,
5.00%, 08/01/25(c) ......... 10,626,121
4,000,000 Long Island Power Authority Revenue
Bonds, Series A,
5.00%, 09/01/30 ........... 5,044,845
4,000,000 Long Island Power Authority Revenue
Bonds, Series A,
5.00%, 09/01/31 ........... 5,117,843
2,055,000 Metropolitan Transportation Authority
Advance Refunding Revenue
Bonds, Series A,
5.25%, 11/15/31 ........... 2,404,174
Principal
Amount Value
New York (continued)
$ 3,020,000 Metropolitan Transportation Authority
Current Refunding Revenue
Bonds, Series F,
5.00%, 11/15/30 ........... $ 3,111,181
24,820,000 Metropolitan Transportation Authority
Refunding Revenue Bonds, Series
D-1,
5.00%, 09/01/22 ........... 25,394,250
2,045,000 New York City Transitional Finance
Authority Building Aid Pre-
refunded Revenue Bonds, Series
S, (State Aid Withholding),
5.00%, 07/15/24 ........... 2,235,581
455,000 New York City Transitional Finance
Authority Building Aid Revenue
Bonds, Series S-1, (State Aid
Withholding),
5.00%, 07/15/24 ........... 498,046
700,000 New York City Transitional Finance
Authority Building Aid Revenue
Public Improvements Revenue
Bonds, Series S, (State Aid
Withholding),
5.00%, 07/15/26 ........... 779,347
1,850,000 New York City Transitional Finance
Authority Building Aid Revenue
Refunding Revenue Bonds,
Sub-Series S-4A, (State Aid
Withholding),
5.00%, 07/15/25 ........... 2,086,358
1,670,000 New York City Transitional Finance
Authority Building Aid Revenue
School Improvements Revenue
Bonds, Series S1, (State Aid
Withholding),
5.00%, 07/15/24 ........... 1,827,991
3,270,000 New York City Transitional Finance
Authority Building Aid Revenue
School Improvements Revenue
Bonds, Series S1, (State Aid
Withholding),
5.00%, 07/15/28 ........... 3,964,340
2,750,000 New York City Transitional Finance
Authority Building Aid Revenue
School Improvements Revenue
Bonds, Series S1, (State Aid
Withholding),
5.00%, 07/15/29 ........... 3,399,750

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments
- (Continued)

January 31, 2022
(Unaudited)
Principal
Amount Value
New York (continued)
$ 1,350,000 New York City Transitional Finance
Authority Future Tax Secured
Advanced Refunding Revenue
Bonds, Series C,
5.00%, 11/01/23 ........... $ 1,446,500
9,500,000 New York City Transitional Finance
Authority Future Tax Secured
Revenue Current Refunding
Revenue Bonds,
5.00%, 11/01/22 ........... 9,817,465
4,210,000 New York City Transitional Finance
Authority Future Tax Secured
Revenue Public Improvements
Revenue Bonds,
5.00%, 02/01/29 ........... 4,529,273
9,000,000 New York City Transitional Finance
Authority Future Tax Secured
Revenue Public Improvements
Revenue Bonds,
5.00%, 02/01/31 ........... 10,523,577
3,545,000 New York City Water & Sewer System
Current Refunding Revenue
Bonds, Series AA,
5.00%, 06/15/24 ........... 3,867,305
500,000 New York City Water & Sewer System
Current Refunding Revenue
Bonds, Series EE,
5.00%, 06/15/29 ........... 567,287
1,000,000 New York City Water & Sewer System
Refunding Revenue Bonds, Series
DD-2,
5.00%, 06/15/25 ........... 1,075,476
2,350,000 New York City Water & Sewer System
Water Utility Improvements
Revenue Bonds, Series AA-2,
5.00%, 06/15/30 ........... 2,956,537
6,200,000 New York City Water & Sewer System
Water Utility Improvements
Revenue Bonds, Series BB-2,
5.00%, 06/15/25 ........... 6,667,954
1,000,000 New York City Water & Sewer System
Water Utility Improvements
Revenue Bonds, Series DD-2,
5.00%, 06/15/24 ........... 1,038,330
150,000 New York State Dormitory Authority
Advance Refunding Revenue
Bonds,
5.00%, 08/15/23 ........... 158,129
Principal
Amount Value
New York (continued)
$ 9,100,000 New York State Dormitory Authority
Advance Refunding Revenue
Bonds, Series A,
5.00%, 03/15/23 ........... $ 9,539,093
7,790,000 New York State Dormitory Authority
Advance Refunding Revenue
Bonds, Series E,
5.00%, 03/15/22 ........... 7,834,052
2,000,000 New York State Dormitory Authority
Advance Refunding Revenue
Bonds, Series E,
5.00%, 03/15/31 ........... 2,251,113
8,770,000 New York State Dormitory Authority
Public Improvement Revenue
Bonds, Series A-Group A,
5.00%, 03/15/22 ........... 8,819,594
5,000,000 New York State Dormitory Authority
Public Improvements Revenue
Bonds, Series B,
5.00%, 02/15/28 ........... 5,544,539
4,660,000 New York State Dormitory Authority
Refunding Revenue Bonds, Series
A,
5.00%, 02/15/26 ........... 5,028,528
12,000,000 New York State Dormitory Authority
School Improvement Revenue
Bonds, Group 2, Series A,
5.00%, 03/15/29 ........... 14,409,083
1,000,000 New York State Dormitory Authority
School Improvement Revenue
Bonds, Series A,
5.00%, 02/15/27 ........... 1,156,820
6,290,000 New York State Dormitory Authority
School Improvement Revenue
Bonds, Series A,
5.00%, 03/15/27 ........... 7,402,902
5,200,000 New York State Dormitory Authority
School Improvement Revenue
Bonds, Series A,
5.00%, 03/15/25 ........... 5,632,494
22,680,000 New York State Dormitory Authority
School Improvement Revenue
Bonds, Series C,
5.00%, 03/15/27 ........... 26,692,818
7,305,000 New York State Dormitory
Authority University & College
Improvements Revenue Bonds,
Series A,
5.00%, 03/15/22 ........... 7,346,310

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments
- (Continued)

January 31, 2022
(Unaudited)
Principal
Amount Value
New York (continued)
$ 1,750,000 New York State Dormitory Authority
University and College
Improvements Revenue Bonds,
Series A,
5.00%, 03/15/26 ........... $ 1,895,551
7,500,000 New York State Environmental
Facilities Corp. Current
Refunding Revenue Bonds,
5.00%, 06/15/29 ........... 9,315,476
2,250,000 New York State Environmental
Facilities Corp. Current
Refunding Revenue Bonds,
5.00%, 06/15/30 ........... 2,848,794
5,000,000 New York State Environmental
Facilities Corp. Current
Refunding Revenue Bondss,
5.00%, 06/15/29 ........... 5,455,823
10,000,000 New York State Thruway Authority
Refunding Revenue Bonds, Series
O,
5.00%, 01/01/33 ........... 12,699,013
2,000,000 New York State Urban Development
Corp. Advance Refunding
Revenue Bonds, Series A,
5.00%, 03/15/24 ........... 2,161,948
2,105,000 New York State Urban Development
Corp. Advance Refunding
Revenue Bonds, Series A,
5.00%, 03/15/27 ........... 2,417,673
1,000,000 New York State Urban Development
Corp. Current Refunding
Revenue Bonds, Series A,
5.00%, 03/15/28 ........... 1,128,957
4,000,000 New York State Urban Development
Corp. Economic Improvements
Revenue Bonds,
5.00%, 03/15/28 ........... 4,807,415
5,000,000 New York State Urban Development
Corp. Economic Improvements
Revenue Bonds,
5.00%, 03/15/29 ........... 6,125,014
5,000,000 New York State Urban Development
Corp. Economic Improvements
Revenue Bonds,
5.00%, 03/15/31 ........... 6,275,418
10,000,000 New York State Urban Development
Corp. Economic Improvements
Revenue Bonds,
5.00%, 03/15/32 ........... 12,511,798
Principal
Amount Value
New York (continued)
$ 5,875,000 New York State Urban Development
Corp. Personal Income Tax
Advance Refunding Revenue,
Series A,
5.00%, 03/15/25 ........... $ 6,551,445
5,605,000 New York State Urban Development
Corp. Personal Income Tax
Economic Improvements
Revenue Bonds, Series C,
5.00%, 03/15/22 ........... 5,636,696
4,705,000 New York State Urban Development
Corp. Public Improvement
Revenue Bonds, Series A-1,
5.00%, 03/15/22 ........... 4,731,607
10,000,000 New York State Urban Development
Corp. Transit Improvements
Refunding Revenue Bonds, Series
A,
5.00%, 03/15/30 ........... 12,530,543
3,500,000 Port Authority of New York & New
Jersey Current Refunding
Revenue Bonds, Series 223,
5.00%, 07/15/30 ........... 4,332,504
8,000,000 Port Authority of New York & New
Jersey Current Refunding
Revenue Bonds, Series 223,
5.00%, 07/15/32 ........... 9,996,800
5,715,000 Port Authority of New York & New
Jersey Refunding Revenue Bonds,
Series 179,
5.00%, 12/01/27 ........... 6,133,429
5,880,000 Port Authority of New York & New
Jersey Refunding Revenue Bonds,
Series 179,
5.00%, 12/01/28 ........... 6,310,509
3,270,000 Port Authority of New York & New
Jersey Refunding Revenue Bonds,
Series 221,
5.00%, 07/15/22 ........... 3,333,384
3,800,000 Port Authority of New York & New
Jersey Refunding Revenue Bonds,
Series 221,
5.00%, 07/15/23 ........... 4,014,496
1,000,000 Port Authority of New York & New
Jersey Refunding Revenue Bonds,
Series 221,
5.00%, 07/15/24 ........... 1,090,276
4,195,000 Port Authority of New York & New
Jersey Refunding Revenue Bonds,
Series 221,
5.00%, 07/15/25 ........... 4,705,215

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments
- (Continued)

January 31, 2022
(Unaudited)
Principal
Amount Value
New York (continued)
$ 4,885,000 Port Authority of New York & New
Jersey Refunding Revenue Bonds,
Series 221,
5.00%, 07/15/26 ........... $ 5,618,369
5,255,000 Port Authority of New York & New
Jersey Refunding Revenue Bonds,
Series 221,
5.00%, 07/15/27 ........... 6,172,983
5,750,000 Port Authority of New York & New
Jersey Refunding Revenue Bonds,
Series 221,
5.00%, 07/15/29 ........... 7,000,405
10,000,000 Triborough Bridge & Tunnel Authority
Highway Improvements Revenue
Bonds, Series A,
0.07%, 11/01/41(b) ......... 10,000,000
1,600,000 Utility Debt Securitization Authority
Restructuring Refunding Revenue
Bonds,
5.00%, 12/15/24 ........... 1,660,185
515,711,871
North Carolina — 2.4%
2,500,000 Charlotte-Mecklenburg Hospital
Authority Current Refunding
Revenue Bonds, Series A,
5.00%, 01/15/27 ........... 2,930,111
2,500,000 Charlotte-Mecklenburg Hospital
Authority Current Refunding
Revenue Bonds, Series A,
5.00%, 01/15/30 ........... 3,106,539
5,310,000 Charlotte-Mecklenburg Hospital
Authority Current Refunding
Revenue Bonds, Series A,
5.00%, 01/15/31 ........... 6,718,594
1,260,000 City of Durham NC Water &
Sewer Utility System Revenue
Refunding Revenue Bonds,
5.00%, 08/01/26 ........... 1,467,507
1,680,000 City of Durham NC Water &
Sewer Utility System Revenue
Refunding Revenue Bonds,
5.00%, 08/01/27 ........... 2,004,612
1,300,000 City of Durham NC Water &
Sewer Utility System Revenue
Refunding Revenue Bonds,
5.00%, 08/01/28 ........... 1,586,499
750,000 City of Winston-Salem Current
Refunding Revenue Bonds, Series
C,
5.00%, 06/01/26(a) ......... 818,260
Principal
Amount Value
North Carolina (continued)
$ 1,000,000 Durham Capital Financing Corp.
Advance Refunding Revenue
Bonds,
5.00%, 12/01/25 ........... $ 1,141,863
2,000,000 North Carolina Eastern Municipal
Power Agency Improvements
Revenue Bonds, Series A,
5.00%, 01/01/23(a) ......... 2,037,834
3,250,000 State of North Carolina Advance
Refunding Revenue Bonds,
5.00%, 03/01/22 ........... 3,262,458
13,000,000 State of North Carolina Advance
Refunding Revenue Bonds, Series
B,
5.00%, 05/01/23 ........... 13,688,372
1,000,000 State of North Carolina Advance
Refunding Revenue Bonds, Series
B,
5.00%, 05/01/24 ........... 1,088,019
8,950,000 State of North Carolina GO, Series B,
5.00%, 06/01/30 ........... 11,096,713
1,500,000 State of North Carolina Highway
Improvements Revenue Bonds,
Series A,
5.00%, 05/01/22 ........... 1,517,392
8,750,000 State of North Carolina Highway
Improvements Revenue Bonds,
Series B,
5.00%, 05/01/29 ........... 10,793,261
2,000,000 State of North Carolina Highway
Improvements Revenue Bonds,
Series B,
5.00%, 05/01/32 ........... 2,502,941
2,650,000 State of North Carolina Revenue
Bonds,
5.00%, 03/01/23 ........... 2,771,767
3,250,000 State of North Carolina Revenue
Bonds,
5.00%, 03/01/24 ........... 3,512,931
3,250,000 State of North Carolina Revenue
Bonds,
5.00%, 03/01/25 ........... 3,623,209
2,555,000 State of North Carolina Revenue
Bonds,
5.00%, 03/01/26 ........... 2,926,989
2,750,000 State of North Carolina Revenue
Bonds,
5.00%, 03/01/28 ........... 3,304,152
2,125,000 State of North Carolina Revenue
Bonds,
5.00%, 03/01/29 ........... 2,605,897

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments
- (Continued)

January 31, 2022
(Unaudited)
Principal
Amount Value
North Carolina (continued)
$ 3,500,000 State of North Carolina Revenue
Bonds,
5.00%, 03/01/30 ........... $ 4,376,456
2,100,000 State of North Carolina Revenue
Bonds,
5.00%, 03/01/31 ........... 2,666,418
4,000,000 State of North Carolina Revenue
Bonds,
5.00%, 03/01/32 ........... 5,061,912
1,500,000 State of North Carolina Revenue
Bonds,
5.00%, 03/01/33 ........... 1,897,265
1,175,000 University of North Carolina at Chapel
Hill Current Refunding Revenue
Bonds, Series B,
5.00%, 12/01/29 ........... 1,475,056
99,983,027
Ohio — 3.2%
1,000,000 Central Ohio Solid Waste Authority
Advance Refunding GO,
5.00%, 12/01/24 ........... 1,109,440
2,225,000 City of Columbus Advance Refunding
GO, Series 2017-1,
5.00%, 04/01/24 ........... 2,414,143
2,000,000 City of Columbus Refunding GO,
Series 5,
5.00%, 08/15/23 ........... 2,127,972
1,100,000 County of Cuyahoga Refunding
Revenue Bonds,
5.00%, 12/01/22 ........... 1,140,456
1,000,000 County of Hamilton Sewer System
Refunding Revenue Bonds, Series
A,
5.00%, 12/01/26 ........... 1,105,301
1,515,000 County of Hamilton Sewer System
Refunding Revenue Bonds, Series
A,
5.00%, 12/01/27 ........... 1,673,638
1,350,000 County of Montgomery Current
Refunding Revenue Bonds,
5.00%, 08/01/30 ........... 1,695,217
600,000 Greater Cleveland Regional Transit
Authority Advance Refunding
Revenue Bonds,
5.00%, 12/01/25 ........... 683,908
1,000,000 Greater Cleveland Regional Transit
Authority Capital Improvements
Advance Refunding Revenue
Bonds,
5.00%, 12/01/23 ........... 1,072,458
Principal
Amount Value
Ohio (continued)
$ 1,030,000 Hamilton City School District
Advance Refunding GO, (School
District Credit Program),
5.00%, 12/01/22 ........... $ 1,066,740
1,000,000 Ohio State University Revenue Bonds,
Series A,
5.00%, 12/01/28 ........... 1,226,758
2,000,000 Ohio State University Revenue Bonds,
Series A,
5.00%, 12/01/29 ........... 2,504,031
2,500,000 Ohio State University Revenue Bonds,
Series A,
5.00%, 12/01/30 ........... 3,183,591
1,500,000 Ohio State University Revenue Bonds,
Series A,
5.00%, 12/01/32 ........... 1,938,421
4,300,000 Ohio State University Revenue Bonds,
Series A,
5.00%, 12/01/33 ........... 5,554,059
3,000,000 Ohio Water Development Authority
Revenue Bonds,
5.00%, 06/01/26 ........... 3,466,967
3,375,000 Ohio Water Development Authority
Water Pollution Control Loan
Fund Pollution Control Revenue
Bonds, Series B,
5.00%, 06/01/23 ........... 3,566,673
3,300,000 Ohio Water Development Authority
Water Pollution Control Loan
Fund Pollution Control Revenue
Bonds, Series B,
5.00%, 06/01/24 ........... 3,601,946
1,410,000 Ohio Water Development Authority
Water Pollution Control Loan
Fund Pollution Control Revenue
Bonds, Series B,
5.00%, 06/01/25 ........... 1,586,969
1,450,000 Ohio Water Development Authority
Water Pollution Control Loan
Fund Pollution Control Revenue
Bonds, Series B,
5.00%, 06/01/26 ........... 1,675,700
2,000,000 Ohio Water Development Authority
Water Pollution Control Loan
Fund Pollution Control Revenue
Bonds, Series B,
5.00%, 06/01/27 ........... 2,371,269

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments
- (Continued)

January 31, 2022
(Unaudited)
Principal
Amount Value
Ohio (continued)
$ 10,000,000 Ohio Water Development Authority
Water Pollution Control Loan
Fund Revenue Bond, Series
2015-A,
5.00%, 12/01/24 ........... $ 11,091,441
10,285,000 Ohio Water Development Authority
Water Utility Improvements
Revenue Bonds,
5.00%, 06/01/28 ........... 12,455,702
3,045,000 Revere Local School District School
Improvements GO, Series A,
5.00%, 12/01/42(a) ......... 3,091,385
2,350,000 Revere Local School District School
Improvements GO, Series A,
5.00%, 12/01/45(a) ......... 2,385,798
16,790,000 State of Ohio Advance Refunding GO,
Series A,
5.00%, 12/15/24 ........... 18,639,974
4,000,000 State of Ohio Current Refunding GO,
Series C,
5.00%, 03/15/28 ........... 4,828,187
2,250,000 State of Ohio Current Refunding GO,
Series C,
5.00%, 03/15/30 ........... 2,829,098
2,400,000 State of Ohio Current Refunding GO,
Series C,
5.00%, 03/15/31 ........... 3,079,802
1,445,000 State of Ohio Department
of Administration
Telecommunications
Improvements COP,
5.00%, 09/01/24 ........... 1,585,440
1,690,000 State of Ohio Department
of Administration
Telecommunications
Improvements COP,
5.00%, 09/01/24 ........... 1,854,252
2,000,000 State of Ohio Highway Improvements
Revenue Bonds, Series 1-A,
5.00%, 12/15/29 ........... 2,500,886
1,000,000 State of Ohio Highway Improvements
Revenue Bonds, Series 1-A,
5.00%, 12/15/30 ........... 1,273,385
2,000,000 State of Ohio Mental Health Facility
Improvements Revenue Bonds,
Series A,
5.00%, 06/01/25 ........... 2,247,526
2,185,000 State of Ohio Public Facilities Revenue
Bonds, Series A,
5.00%, 02/01/26 ........... 2,497,406
Principal
Amount Value
Ohio (continued)
$ 2,400,000 State of Ohio Public Facilities Revenue
Bonds, Series A,
5.00%, 02/01/29 ........... $ 2,936,360
1,415,000 State of Ohio Public Improvements
Revenue Bonds, Series A,
5.00%, 02/01/24 ........... 1,526,988
5,000,000 State of Ohio School Improvements
GO, Series B,
5.00%, 06/15/23 ........... 5,288,444
2,200,000 State of Ohio University and College
Improvements GO, Series A,
5.00%, 05/01/28(a) ......... 2,225,231
5,445,000 State of Ohio University and College
Improvements GO, Series A,
5.00%, 05/01/28 ........... 6,100,227
133,203,189
Oklahoma — 0.6%
3,650,000 City of Oklahoma City Public
Improvements GO,
5.00%, 03/01/26 ........... 4,198,676
1,500,000 Oklahoma Turnpike Authority
Refunding Revenue Bonds, Series
A,
5.00%, 01/01/24 ........... 1,615,175
1,000,000 Oklahoma Turnpike Authority
Refunding Revenue Bonds, Series
A,
5.00%, 01/01/25 ........... 1,110,801
2,000,000 Oklahoma Turnpike Authority
Refunding Revenue Bonds, Series
A,
5.00%, 01/01/26 ........... 2,287,409
2,000,000 Oklahoma Turnpike Authority
Refunding Revenue Bonds, Series
A,
5.00%, 01/01/27 ........... 2,350,383
2,000,000 Oklahoma Turnpike Authority
Refunding Revenue Bonds, Series
A,
5.00%, 01/01/28 ........... 2,406,955
2,315,000 Oklahoma Turnpike Authority
Refunding Revenue Bonds, Series
A,
5.00%, 01/01/29 ........... 2,844,770
5,000,000 Oklahoma Turnpike Authority
Refunding Revenue Bonds, Series
D,
5.00%, 01/01/26 ........... 5,718,523

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments
- (Continued)

January 31, 2022
(Unaudited)
Principal
Amount Value
Oklahoma (continued)
$ 2,985,000 Oklahoma Turnpike Authority
Refunding Revenue Bonds, Series
D,
5.00%, 01/01/28 ........... $ 3,592,380
26,125,072
Oregon — 0.6%
8,035,000 City of Portland Sewer System
Revenue Sewer Improvements
Revenue Bonds, Series A,
5.00%, 03/01/30 ........... 10,095,443
3,290,000 State of Oregon Advance Refunding
GO, Series M,
5.00%, 11/01/23 ........... 3,525,175
10,350,000 State of Oregon Facilities
Improvements GO, Series A,
5.00%, 05/01/25 ........... 11,620,132
25,240,750
Pennsylvania — 2.1%
15,000,000 Commonwealth of Pennsylvania
Advance Refunding GO,
5.00%, 07/15/26 ........... 17,328,952
5,000,000 Commonwealth of Pennsylvania Public
Facilities GO, Series 1,
5.00%, 03/01/22 ........... 5,018,960
8,245,000 General Authority of Southcentral
Pennsylvania Pre-refunded
Refunding Revenue Bonds,
5.00%, 06/01/44(a) ......... 8,997,406
1,500,000 Pennsylvania Higher Educational
Facilities Authority Advance
Refunding Revenue Bonds, Series
C,
5.00%, 08/15/25 ........... 1,685,709
2,755,000 Pennsylvania Intergovernmental
Cooperation Authority Special
Tax Revenue Refunding Bonds,
5.00%, 06/15/22 ........... 2,801,920
3,500,000 Pennsylvania Intergovernmental
Cooperation Authority Special
Tax Revenue Refunding Bonds,
5.00%, 06/15/23 ........... 3,701,911
1,700,000 Philadelphia Authority for Industrial
Development Refunding Revenue
Bonds,
5.00%, 07/01/25 ........... 1,913,827
7,000,000 Philadelphia Authority for Industrial
Development Refunding Revenue
Bonds,
5.00%, 07/01/26 ........... 8,091,623
Principal
Amount Value
Pennsylvania (continued)
$ 5,890,000 Philadelphia Authority for Industrial
Development Refunding Revenue
Bonds,
5.00%, 07/01/27 ........... $ 6,970,154
6,275,000 Philadelphia Authority for Industrial
Development Refunding Revenue
Bonds,
5.00%, 07/01/28 ........... 7,588,482
8,500,000 Philadelphia Authority for Industrial
Development Refunding Revenue
Bonds,
5.00%, 07/01/29 ........... 10,513,641
6,500,000 Philadelphia Authority for Industrial
Development Refunding Revenue
Bonds,
5.00%, 07/01/30 ........... 8,213,650
6,000,000 Philadelphia Authority for Industrial
Development Refunding Revenue
Bonds,
5.00%, 07/01/31 ........... 7,683,552
90,509,787
Rhode Island — 0.3%
6,950,000 Rhode Island Commerce Corp. Grant
Anticipation Current Refunding
Revenue,
5.00%, 06/15/23 ........... 7,342,095
1,045,000 State of Rhode Island Advance
Refunding COP, Series D,
5.00%, 04/01/25 ........... 1,166,501
550,000 State of Rhode Island School for the
Deaf Project Advance Refunding
COP, Series D,
5.00%, 04/01/24 ........... 595,396
960,000 State of Rhode Island University &
College Improvements COP,
Series A,
5.00%, 06/01/24 ........... 1,044,815
1,010,000 State of Rhode Island University &
College Improvements COP,
Series A,
5.00%, 06/01/25 ........... 1,132,887
11,281,694
South Carolina — 1.1%
3,600,000 Beaufort County School District
School Improvements Refunding
GO, Series A, (South Carolina
School District Enhancement),
5.00%, 03/01/22 ........... 3,613,889

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments
- (Continued)

January 31, 2022
(Unaudited)
Principal
Amount Value
South Carolina (continued)
$ 9,360,000 County of Charleston Highway
Improvements GO, Series A,
5.00%, 11/01/30 ........... $ 11,962,538
4,010,000 Darlington County School District
School Improvement GO,
(South Carolina School District
Enhancement),
5.00%, 03/01/27 ........... 4,715,154
2,350,000 Lexington County School District No
2 School Improvements GO,
(South Carolina School District
Enhancement),
5.00%, 03/01/26 ........... 2,702,244
1,205,000 Spartanburg County School District
No 5 School Improvements GO,
(South Carolina School District
Enhancement),
5.00%, 03/01/26 ........... 1,382,320
2,950,000 Spartanburg County School District
No 5 School Improvements GO,
(South Carolina School District
Enhancement),
5.00%, 03/01/27 ........... 3,467,118
3,150,000 Spartanburg County School District
No 5 School Improvements GO,
(South Carolina School District
Enhancement),
5.00%, 03/01/28 ........... 3,787,148
3,310,000 Spartanburg County School District
No 5 School Improvements GO,
(South Carolina School District
Enhancement),
5.00%, 03/01/29 ........... 4,062,369
2,925,000 Spartanburg County School District
No 5 School Improvements GO,
(South Carolina School District
Enhancement),
5.00%, 03/01/30 ........... 3,648,565
3,650,000 Spartanburg County School District
No 5 School Improvements GO,
(South Carolina School District
Enhancement),
5.00%, 03/01/31 ........... 4,636,331
1,485,000 State of South Carolina University &
College Improvements GO, Series
B, (State Aid Withholding),
5.00%, 04/01/22 ........... 1,496,559
45,474,235
Principal
Amount Value
South Dakota — 0.5%
$ 2,125,000 South Dakota Conservancy District
Water Utility Improvements
Revenue Bonds,
5.00%, 08/01/29 ........... $ 2,642,979
1,950,000 South Dakota Conservancy District
Water Utility Improvements
Revenue Bonds,
5.00%, 08/01/31 ........... 2,461,272
1,500,000 South Dakota Conservancy District
Water Utility Improvements
Revenue Bonds,
5.00%, 08/01/33 ........... 1,889,489
4,910,000 South Dakota Conservancy District
Water Utility Improvements
Revenue Bonds,
5.00%, 08/01/38 ........... 6,105,373
5,155,000 South Dakota Conservancy District
Water Utility Improvements
Revenue Bonds,
5.00%, 08/01/39 ........... 6,400,846
2,455,000 South Dakota Conservancy District
Water Utility Improvements
Revenue Bonds, Series B,
5.00%, 08/01/29 ........... 2,684,732
22,184,691
Tennessee — 0.7%
500,000 City of Clarksville TN Water Sewer &
Gas Revenue Repayment of Bank
Loan Refunding Revenue Bonds,
5.00%, 02/01/25 ........... 557,127
2,000,000 City of Clarksville TN Water Sewer
& Gas Revenue Water Utility
Improvements Revenue Bonds,
Series A,
5.00%, 02/01/29 ........... 2,451,417
1,000,000 City of Clarksville TN Water Sewer
& Gas Revenue Water Utility
Improvements Revenue Bonds,
Series A,
5.00%, 02/01/30 ........... 1,250,133
1,125,000 City of Clarksville TN Water Sewer
& Gas Revenue Water Utility
Improvements Revenue Bonds,
Series A,
5.00%, 02/01/31 ........... 1,432,652
1,000,000 County of Montgomery Advance
Refunding School Improvements
GO,
5.00%, 04/01/26 ........... 1,150,389

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments
- (Continued)

January 31, 2022
(Unaudited)
Principal
Amount Value
Tennessee (continued)
$ 5,105,000 County of Shelby Refunding GO,
Series B,
5.00%, 04/01/22 ........... $ 5,144,565
400,000 Metropolitan Government of Nashville
& Davidson County Electric
System Revenue Bonds, Series A,
5.00%, 05/15/23 ........... 421,610
3,880,000 Metropolitan Government of Nashville
& Davidson County TN Water
& Sewer Revenue Refunding
Revenue Bonds, Series A,
5.00%, 07/01/24 ........... 4,244,688
2,070,000 Metropolitan Government of Nashville
& Davidson County TN Water
& Sewer Revenue Refunding
Revenue Bonds, Series A,
5.00%, 07/01/25 ........... 2,334,071
2,150,000 Metropolitan Government of Nashville
& Davidson County TN Water
& Sewer Revenue Refunding
Revenue Bonds, Series A,
5.00%, 07/01/28 ........... 2,604,421
3,115,000 Metropolitan Government of Nashville
& Davidson County TN Water
& Sewer Revenue Refunding
Revenue Bonds, Series A,
5.00%, 07/01/29 ........... 3,850,487
1,005,000 State of Tennessee Refunding GO,
Series A,
5.00%, 09/01/23 ........... 1,071,087
2,165,000 Tennessee State School Bond Authority
Pre-refunded Advance Refunding
Revenue Bonds, Series B, (State
Aid Intercept Program),
5.00%, 11/01/30(a) ......... 2,460,355
900,000 Tennessee State School Bond Authority
Refunding Revenue Bonds, (State
Aid Intercept Program),
5.00%, 11/01/25 ........... 993,560
29,966,562
Texas — 12.6%
1,000,000 Allen Independent School District
Current Refunding GO, Series A,
(PSF-GTD),
5.00%, 02/15/22 ........... 1,001,719
860,000 Alvin Independent School District
Improvements Refunding GO,
Series A, (PSF-GTD),
5.00%, 02/15/25 ........... 959,930
Principal
Amount Value
Texas (continued)
$ 1,720,000 Alvin Independent School District
Improvements Refunding GO,
Series A, (PSF-GTD),
5.00%, 02/15/26 ........... $ 1,972,373
485,000 Aransas Pass Independent School
District Improvements GO,
(PSF-GTD),
5.00%, 02/15/23 ........... 505,922
410,000 Aransas Pass Independent School
District School Improvements
GO, (PSF-GTD),
5.00%, 02/15/22 ........... 410,702
1,315,000 Austin Community College District
Refunding GO,
5.00%, 08/01/27 ........... 1,527,183
280,000 Austin Independent School District
Advance Refunding GO, Series B,
(PSF-GTD),
5.00%, 08/01/23 ........... 297,913
5,000,000 Austin Independent School District
School Improvements GO,
(PSF-GTD),
5.00%, 08/01/31 ........... 6,412,904
1,075,000 Bonham Independent School District
Improvements GO, (PSF-GTD),
5.00%, 08/01/27 ........... 1,247,437
1,605,000 Brock Independent School District
Refunding GO, (PSF-GTD),
5.00%, 08/15/25 ........... 1,800,164
750,000 City of Austin Public Improvements
GO,
5.00%, 09/01/25 ........... 825,919
1,465,000 City of Austin Public Improvements
GO,
5.00%, 09/01/26 ........... 1,613,295
1,700,000 City of Austin Public Improvements
GO,
5.00%, 11/01/22 ........... 1,756,549
3,000,000 City of Austin TX Electric Utility
Revenue Refunding Revenue
Bonds, Series A,
5.00%, 11/15/28 ........... 3,661,714
4,000,000 City of Austin TX Water &
Wastewater System Revenue
Current Refunding Revenue
Bonds,
5.00%, 11/15/26 ........... 4,678,946

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments
- (Continued)

January 31, 2022
(Unaudited)
Principal
Amount Value
Texas (continued)
$ 1,000,000 City of Austin TX Water &
Wastewater System Revenue
Current Refunding Revenue
Bonds,
5.00%, 11/15/30 ........... $ 1,266,778
1,000,000 City of Austin TX Water &
Wastewater System Revenue
Current Refunding Revenue
Bonds,
5.00%, 11/15/33 ........... 1,287,341
1,250,000 City of Austin TX Water &
Wastewater System Revenue
Current Refunding Revenue
Bonds,
5.00%, 11/15/34 ........... 1,604,029
1,250,000 City of Austin TX Water &
Wastewater System Revenue
Current Refunding Revenue
Bonds,
4.00%, 11/15/36 ........... 1,471,577
1,750,000 City of Austin TX Water &
Wastewater System Revenue
Current Refunding Revenue
Bonds,
5.00%, 11/15/37 ........... 2,234,131
1,500,000 City of Austin TX Water &
Wastewater System Revenue
Current Refunding Revenue
Bonds,
4.00%, 11/15/40 ........... 1,749,596
1,000,000 City of Austin TX Water &
Wastewater System Revenue
Current Refunding Revenue
Bonds,
4.00%, 11/15/41 ........... 1,163,563
5,000,000 City of Austin Water & Wastewater
System Advance Refunding
Revenue Bonds,
5.00%, 11/15/29 ........... 5,833,509
4,020,000 City of College Station Improvements
Advance Refunding GO,
5.00%, 02/15/25 ........... 4,482,000
935,000 City of Conroe Public Improvements
GO,
5.00%, 03/01/25 ........... 1,011,854
1,715,000 City of Dallas TX Waterworks &
Sewer System Revenue Current
Refunding Revenue Bonds, Series
C,
5.00%, 10/01/28 ........... 2,084,541
Principal
Amount Value
Texas (continued)
$ 3,545,000 City of Dallas TX Waterworks &
Sewer System Revenue Refunding
Revenue Bonds, Series C,
5.00%, 10/01/31 ........... $ 4,556,933
3,725,000 City of Dallas TX Waterworks &
Sewer System Revenue Refunding
Revenue Bonds, Series C,
5.00%, 10/01/32 ........... 4,801,053
2,075,000 City of Denton Public Improvements
GO,
5.00%, 02/15/23 ........... 2,167,163
1,715,000 City of Denton Public Improvements
GO,
5.00%, 02/15/24 ........... 1,853,886
1,290,000 City of Denton Public Improvements
GO,
5.00%, 02/15/28 ........... 1,473,807
830,000 City of El Paso Municipal Drainage
Utility System Sewer
Improvement Revenue Bonds,
5.00%, 03/01/24 ........... 896,612
1,250,000 City of El Paso Water & Sewer
Refunding Revenue Bonds,
5.00%, 03/01/26(a) ......... 1,352,746
5,145,000 City of Fort Worth Water & Sewer
System Improvements Refunding
Revenue Bonds,
5.00%, 02/15/25 ........... 5,739,561
1,000,000 City of Houston TX Airport System
Revenue Refunding Revenue
Bonds, Sub-Series A,
5.00%, 07/01/24 ........... 1,085,485
1,250,000 City of Houston TX Airport System
Revenue Refunding Revenue
Bonds, Sub-Series A,
5.00%, 07/01/26 ........... 1,428,194
1,000,000 City of Houston TX Airport System
Revenue Refunding Revenue
Bonds, Sub-Series A,
5.00%, 07/01/27 ........... 1,168,626
1,000,000 City of Houston TX Airport System
Revenue Refunding Revenue
Bonds, Sub-Series A,
5.00%, 07/01/29 ........... 1,208,911
1,200,000 City of Houston TX Airport System
Revenue Refunding Revenue
Bonds, Sub-Series A,
5.00%, 07/01/31 ........... 1,493,113

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments
- (Continued)

January 31, 2022
(Unaudited)
Principal
Amount Value
Texas (continued)
$ 1,000,000 City of Houston TX Airport System
Revenue Refunding Revenue
Bonds, Sub-Series A,
5.00%, 07/01/32 ........... $ 1,239,039
1,000,000 City of Houston TX Airport System
Revenue Refunding Revenue
Bonds, Sub-Series A,
5.00%, 07/01/33 ........... 1,236,506
2,460,000 City of Houston TX Airport System
Revenue Refunding Revenue
Bonds, Sub-Series B,
5.00%, 07/01/27 ........... 2,901,304
3,000,000 City of Houston TX Airport System
Revenue Refunding Revenue
Bonds, Sub-Series B,
5.00%, 07/01/28 ........... 3,613,734
1,000,000 City of Houston TX Airport System
Revenue Refunding Revenue
Bonds, Sub-Series C,
0.88%, 07/01/22 ........... 1,001,505
5,500,000 City of Houston TX Airport System
Revenue Refunding Revenue
Bonds, Sub-Series C,
1.05%, 07/01/23 ........... 5,491,154
2,040,000 City of McKinney Waterworks &
Sewer System Revenue Sewer
Improvements Refunding
Revenue Bonds,
5.00%, 03/15/25 ........... 2,280,877
2,360,000 City of McKinney Waterworks &
Sewer System Revenue Sewer
Improvements Refunding
Revenue Bonds,
5.00%, 03/15/26 ........... 2,714,650
1,815,000 City of Plano Advance Refunding GO,
5.00%, 09/01/23 ........... 1,934,055
1,180,000 City of Plano Waterworks &
Sewer System Water Utility
Improvement Revenue Bonds,
5.00%, 05/01/26 ........... 1,361,630
1,205,000 City of Round Rock TX Utility System
Revenue Advance Refunding
Revenue Bonds,
5.00%, 08/01/25 ........... 1,358,496
875,000 Clear Creek Independent School
District Improvements GO,
(PSF-GTD),
5.00%, 02/15/24 ........... 945,491
Principal
Amount Value
Texas (continued)
$ 1,000,000 Clear Creek Independent School
District Improvements GO,
(PSF-GTD),
5.00%, 02/15/25 ........... $ 1,115,561
1,875,000 Comal Independent School District
School Improvements GO,
(PSF-GTD),
4.00%, 02/01/33 ........... 2,221,092
3,250,000 Comal Independent School District
School Improvements GO,
(PSF-GTD),
4.00%, 02/01/36 ........... 3,831,459
1,195,000 Connally Independent School District
Refunding GO, (PSF-GTD),
5.00%, 08/15/25 ........... 1,347,360
460,000 Conroe Independent School
District  School Improvements
GO, (PSF-GTD),
5.00%, 02/15/22 ........... 460,791
1,500,000 Conroe Independent School District
Current Refunding GO, Series A,
(PSF-GTD),
5.00%, 02/15/24 ........... 1,620,841
2,000,000 Conroe Independent School District
Current Refunding GO, Series A,
(PSF-GTD),
5.00%, 02/15/25 ........... 2,229,851
10,000,000 Conroe Independent School District
Current Refunding GO, Series A,
(PSF-GTD),
5.00%, 02/15/28 ........... 12,022,582
1,350,000 Conroe Independent School District
School Improvements GO,
(PSF-GTD),
5.00%, 02/15/31 ........... 1,719,808
2,250,000 Conroe Independent School District
School Improvements GO,
(PSF-GTD),
4.00%, 02/15/33 ........... 2,699,252
1,500,000 Conroe Independent School District
School Improvements GO,
(PSF-GTD),
4.00%, 02/15/34 ........... 1,796,945
670,000 Corsicana Independent School
District Current Refunding GO,
(PSF-GTD),
5.00%, 02/15/22 ........... 671,133
2,130,000 County of Bexar Advance Refunding
GO,
5.00%, 06/15/26 ........... 2,403,098

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments
- (Continued)

January 31, 2022
(Unaudited)
Principal
Amount Value
Texas (continued)
$ 7,500,000 County of Bexar Advance Refunding
GO,
5.00%, 06/15/29(a) ......... $ 8,698,415
2,910,000 County of Bexar Refunding GO,
5.00%, 06/15/22 ........... 2,959,450
3,000,000 County of Bexar Tax Public
Improvements GO, Series B,
5.00%, 06/15/43(a) ......... 3,172,789
650,000 County of Collin Advance Refunding
GO,
5.00%, 02/15/25 ........... 724,701
675,000 County of Collin Advance Refunding
GO,
5.00%, 02/15/24 ........... 729,236
1,500,000 County of Denton Advance Refunding
GO,
5.00%, 07/15/24 ........... 1,643,058
2,000,000 County of Harris Current Refunding
GO, Series A,
5.00%, 10/01/26 ........... 2,333,010
1,485,000 County of Harris Current Refunding
GO, Series A,
5.00%, 10/01/24 ........... 1,638,463
1,850,000 County of Williamson Limited Tax
Advance Refunding GO,
5.00%, 02/15/24 ........... 1,999,819
1,000,000 County of Williamson Public
Improvements GO,
5.00%, 02/15/25 ........... 1,116,197
750,000 Dallas Area Rapid Transit Refunding
Revenue Bonds, Series A,
5.00%, 12/01/25(a) ......... 830,526
5,000,000 Dallas Independent School District
School Improvements GO,
(PSF-GTD),
4.00%, 02/15/32 ........... 5,916,709
2,980,000 Dallas Independent School District
School Improvements GO,
(PSF-GTD),
4.00%, 02/15/33 ........... 3,521,831
5,000,000 Dallas Independent School District
School Improvements GO,
(PSF-GTD),
4.00%, 02/15/34 ........... 5,892,373
1,120,000 Dayton Independent School District
School Improvements GO,
(PSF-GTD),
5.00%, 02/15/22 ........... 1,121,926
Principal
Amount Value
Texas (continued)
$ 7,715,000 Denton Independent School District
Advance Refunding GO,
(PSF-GTD),
5.00%, 08/15/26(a) ......... $ 8,573,416
2,500,000 Denton Independent School District
Advance Refunding GO,
(PSF-GTD),
5.00%, 08/15/29 ........... 2,850,929
1,085,000 Denver City Independent School
District School Building GO,
Series A, (PSF-GTD),
5.00%, 02/15/25 ........... 1,206,252
25,000 Dilley Independent School District
School Improvements GO,
(PSF-GTD),
5.00%, 08/15/25 ........... 28,252
180,000 Dilley Independent School District
School Improvements GO,
(PSF-GTD),
5.00%, 08/15/25 ........... 202,911
2,780,000 Eagle Mountain & Saginaw
Independent School District
Current Refunding GO,
(PSF-GTD),
5.00%, 08/15/24 ........... 3,053,320
1,835,000 Eagle Mountain & Saginaw
Independent School District
Refunding GO, (PSF-GTD),
5.00%, 08/15/27 ........... 2,098,016
750,000 Eagle Mountain & Saginaw
Independent School District
School Improvements GO,
(PSF-GTD),
5.00%, 08/15/23 ........... 797,632
3,000,000 Edinburg Consolidated Independent
School District Advance
Refunding GO, (PSF-GTD),
5.00%, 02/15/25 ........... 3,337,160
1,500,000 El Paso Independent School District
Refunding GO, (PSF-GTD),
5.00%, 08/15/25 ........... 1,649,460
5,000,000 Fort Worth Independent School
District School Improvements
GO, Series A, (PSF-GTD),
5.00%, 02/15/28 ........... 6,014,492
1,395,000 Frenship Independent School District
Refunding GO, (PSF-GTD),
5.00%, 02/15/26(a) ......... 1,506,056

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments
- (Continued)

January 31, 2022
(Unaudited)
Principal
Amount Value
Texas (continued)
$ 1,285,000 Goose Creek Consolidated
Independent School District
Current Refunding GO, Series A,
(PSF-GTD),
5.00%, 02/15/25 ........... $ 1,432,679
8,000,000 Grand Parkway Transportation Corp.
Highway Improvements Revenue
Bonds, Series A,
5.50%, 04/01/53(a) ......... 8,603,358
1,990,000 Harlandale Independent School
District Current Refunding GO,
Series A, (PSF-GTD),
5.00%, 02/15/24 ........... 2,146,956
325,000 Harlingen Consolidated Independent
School District Current
Refunding GO, (PSF-GTD),
5.00%, 08/15/22 ........... 332,758
1,000,000 Harris County Flood Control District
Refunding GO, Series A,
5.00%, 10/01/29 ........... 1,243,003
1,500,000 Harris County Flood Control District
Refunding GO, Series A,
5.00%, 10/01/31 ........... 1,895,431
5,000,000 Harris County Flood Control District
Refunding Revenue Bonds, Series
A,
5.00%, 10/01/23 ........... 5,341,085
1,970,000 Harris County Toll Road Authority
Bridges Revenue Bonds,
5.00%, 08/15/28 ........... 2,382,885
2,000,000 Harris County Toll Road Authority
Bridges Revenue Bonds,
5.00%, 08/15/29 ........... 2,467,027
2,150,000 Harris County Toll Road Authority
Bridges Revenue Bonds,
5.00%, 08/15/30 ........... 2,701,645
1,500,000 Harris County Toll Road Authority
Bridges Revenue Bonds,
5.00%, 08/15/31 ........... 1,882,543
2,455,000 Irving Independent School District
Advance Refunding GO,
(PSF-GTD),
5.00%, 02/15/24 ........... 2,650,185
585,000 Kaufman Independent School District
School Building Refunding GO,
(PSF-GTD),
5.00%, 02/15/24 ........... 630,524
500,000 Kaufman Independent School District
School Building Refunding GO,
(PSF-GTD),
5.00%, 02/15/25 ........... 555,402
Principal
Amount Value
Texas (continued)
$ 750,000 Klein Independent School District
School Improvements GO,
(PSF-GTD),
5.00%, 08/01/23 ........... $ 797,051
5,625,000 Lamar Consolidated Independent
School District Current
Refunding GO, Series A,
(PSF-GTD),
5.00%, 02/15/33 ........... 7,129,638
4,500,000 Lamar Consolidated Independent
School District Current
Refunding GO, Series A,
(PSF-GTD),
4.00%, 02/15/34 ........... 5,359,939
10,000,000 Lone Star College System Advance
Refunding GO,
5.00%, 02/15/29 ........... 11,374,194
1,860,000 Longview Independent School
District Advance Refunding GO,
(PSF-GTD),
5.00%, 02/15/23 ........... 1,943,604
1,050,000 Longview Independent School
District Current Refunding GO,
(PSF-GTD),
5.00%, 02/15/23 ........... 1,097,196
2,670,000 Magnolia Independent School District
School Improvement Advance
Refunding GO, (PSF-GTD),
5.00%, 08/15/25 ........... 3,016,353
3,410,000 Manor Independent School District
Advance Refunding GO,
(PSF-GTD),
5.00%, 08/01/24 ........... 3,737,065
2,755,000 Manor Independent School District
Advance Refunding GO, Series B,
(PSF-GTD),
5.00%, 08/01/30 ........... 3,367,528
5,675,000 Manor Independent School District
Advance Refunding GO, Series B,
(PSF-GTD),
5.00%, 08/01/31 ........... 7,017,689
1,005,000 Mesquite Independent School District
Advance Refunding GO, Series A,
(PSF-GTD),
5.00%, 08/15/23 ........... 1,068,827
1,060,000 Mesquite Independent School District
Advance Refunding GO, Series A,
(PSF-GTD),
5.00%, 08/15/24 ........... 1,164,216

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments
- (Continued)

January 31, 2022
(Unaudited)
Principal
Amount Value
Texas (continued)
$ 1,435,000 Mesquite Independent School District
Advance Refunding GO, Series B,
(PSF-GTD),
5.00%, 08/15/23 ........... $ 1,526,136
1,650,000 Mesquite Independent School District
Advance Refunding GO, Series B,
(PSF-GTD),
5.00%, 08/15/25 ........... 1,867,101
580,000 Mesquite Independent School District
Current Refunding GO, Series A,
(PSF-GTD),
5.00%, 08/15/24 ........... 637,024
1,170,000 Mesquite Independent School District
Current Refunding GO, Series A,
(PSF-GTD),
5.00%, 08/15/25 ........... 1,323,944
500,000 Mesquite Independent School District
School Improvements GO, Series
C, (PSF-GTD),
5.00%, 08/15/22 ........... 512,209
1,765,000 North Texas Municipal Water District
Water System Revenue Current
Refunding Revenue Bonds,
5.00%, 09/01/26 ........... 2,050,078
545,000 Northside Independent School District
School Improvements GO,
(PSF-GTD),
5.00%, 08/15/25 ........... 617,520
3,000,000 Northwest Independent School
District Refunding GO, Series B,
(PSF-GTD),
5.00%, 02/15/23 ........... 3,134,846
2,525,000 Northwest Independent School
District Refunding GO, Series B,
(PSF-GTD),
5.00%, 02/15/25 ........... 2,808,777
500,000 Palestine Independent School District
Advance Refunding GO,
(PSF-GTD),
5.00%, 02/15/25 ........... 555,560
1,145,000 Palestine Independent School District
Advance Refunding GO,
(PSF-GTD),
5.00%, 02/15/23 ........... 1,194,394
1,220,000 Palestine Independent School District
Advance Refunding GO,
(PSF-GTD),
5.00%, 02/15/28 ........... 1,388,166
Principal
Amount Value
Texas (continued)
$ 1,000,000 Pecos Barstow Toyah Independent
School District Advance
Refunding GO, (PSF-GTD),
5.00%, 02/15/23 ........... $ 1,044,250
21,665,000 Permanent University Fund - Texas
A&M University System
Refunding Revenue Bonds,
5.50%, 07/01/28 ........... 24,847,448
650,000 Petersburg Independent School
District School Improvements
GO, (PSF-GTD),
5.00%, 02/15/26 ........... 744,545
1,525,000 Plano Independent School District
School Improvement GO,
(PSF-GTD),
5.00%, 02/15/23 ........... 1,593,059
1,050,000 Point Isabel Independent School
District Current Refunding GO,
(PSF-GTD),
5.00%, 02/01/25 ........... 1,168,321
1,995,000 Port Arthur Independent School
District Advance Refunding GO,
Series B, (PSF-GTD),
5.00%, 02/15/25 ........... 2,223,642
1,000,000 Port Authority of Houston of Harris
County Texas Revenue Bonds,
5.00%, 10/01/29 ........... 1,243,818
1,000,000 Port Authority of Houston of Harris
County Texas Revenue Bonds,
5.00%, 10/01/30 ........... 1,265,861
1,000,000 Port Authority of Houston of Harris
County Texas Revenue Bonds,
5.00%, 10/01/31 ........... 1,289,560
2,500,000 Port Authority of Houston of Harris
County Texas Revenue Bonds,
5.00%, 10/01/33 ........... 3,243,868
1,750,000 Port Authority of Houston of Harris
County Texas Revenue Bonds,
5.00%, 10/01/34 ........... 2,263,619
1,375,000 Port Authority of Houston of Harris
County Texas Revenue Bonds,
4.00%, 10/01/35 ........... 1,626,830
1,000,000 Port Authority of Houston of Harris
County Texas Revenue Bonds,
4.00%, 10/01/36 ........... 1,179,613
1,250,000 Port Authority of Houston of Harris
County Texas Revenue Bonds,
4.00%, 10/01/37 ........... 1,471,334
2,000,000 Port Authority of Houston of Harris
County Texas Revenue Bonds,
4.00%, 10/01/46 ........... 2,312,659

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments
- (Continued)

January 31, 2022
(Unaudited)
Principal
Amount Value
Texas (continued)
$ 1,000,000 Prosper Independent School District
School Building School
Improvement GO, (PSF-GTD),
5.00%, 02/15/25 ........... $ 1,115,243
925,000 Roma Independent School District
Current Refunding GO,
(PSF-GTD),
5.00%, 08/15/22 ........... 946,979
1,020,000 Roma Independent School District
Current Refunding GO,
(PSF-GTD),
5.00%, 08/15/23 ........... 1,082,515
1,075,000 Roma Independent School District
Current Refunding GO,
(PSF-GTD),
5.00%, 08/15/24 ........... 1,178,136
1,000,000 Roma Independent School District
Current Refunding GO,
(PSF-GTD),
5.00%, 08/15/25 ........... 1,127,868
1,330,000 San Antonio Independent School
District School Improvements
GO, (PSF-GTD),
5.00%, 08/15/23 ........... 1,415,101
1,000,000 Socorro Independent School District
Current Refunding GO, Series B,
(PSF-GTD),
5.00%, 08/15/25 ........... 1,111,753
2,160,000 Spring Independent School District
Advance Refunding GO,
(PSF-GTD),
5.00%, 08/15/22 ........... 2,212,269
7,180,000 Spring Independent School District
Advance Refunding GO, Series A,
5.00%, 08/15/28 ........... 8,302,543
2,500,000 State of Texas Current Refunding GO,
Series B,
5.00%, 08/01/24 ........... 2,743,035
5,000,000 State of Texas Current Refunding GO,
Series B,
5.00%, 08/01/25 ........... 5,647,909
2,300,000 State of Texas Highway Improvements
GO,
5.00%, 04/01/27 ........... 2,647,914
3,720,000 State of Texas Highway Improvements
Revenue Bonds GO,
5.00%, 04/01/44(a) ......... 4,028,711
5,000,000 State of Texas Public Finance Authority
Advance Refunding GO,
5.00%, 10/01/26 ........... 5,825,130
Principal
Amount Value
Texas (continued)
$ 5,000,000 State of Texas Public Finance Authority
Advance Refunding GO,
2.18%, 10/01/27 ........... $ 5,106,163
3,200,000 State of Texas Transportation
Commission Advance Refunding
GO, Series A,
5.00%, 10/01/25 ........... 3,631,824
5,000,000 State of Texas Transportation
Commission Advance Refunding
GO, Series A,
5.00%, 10/01/28 ........... 5,663,185
6,500,000 State of Texas Transportation
Commission Highway
Improvement GO,
5.00%, 04/01/25 ........... 7,270,804
3,500,000 State of Texas Transportation
Commission Refunding GO,
Series A,
5.00%, 10/01/22 ........... 3,604,213
1,000,000 State of Texas, Water Financial
Assistance Refunding GO,
Subseries B-2,
5.00%, 08/01/28 ........... 1,093,577
1,000,000 Sulphur Springs Independent School
District Advance Refunding GO,
(PSF- GTD),
5.00%, 08/15/26 ........... 1,160,641
1,000,000 Temple Independent School District
Advance Refunding GO,
(PSF- GTD),
5.00%, 02/01/27 ........... 1,175,086
1,250,000 Texas A&M University University &
College Improvements Revenue
Bonds, Series A,
0.59%, 05/15/24 ........... 1,228,193
1,000,000 Texas State University System
University & College
Improvements Revenue Bonds,
Series A,
5.00%, 03/15/24 ........... 1,083,172
1,000,000 Texas Transportation Commission
State Highway Fund First Tier
Advance Refunding Revenue
Bonds,
5.00%, 10/01/22 ........... 1,029,911
5,785,000 Texas Transportation Commission
State Highway Fund First Tier
Advance Refunding Revenue
Bonds,
5.00%, 10/01/24 ........... 6,381,226

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments
- (Continued)

January 31, 2022
(Unaudited)
Principal
Amount Value
Texas (continued)
$ 4,250,000 Texas Transportation Commission
State Highway Fund Highway
Improvements Revenue Bonds
Series A,
5.00%, 10/01/26 ........... $ 4,966,045
5,000,000 Texas Water Development Board
Water Utility Improvements
Revenue Bonds,
5.00%, 08/01/24 ........... 5,487,372
6,665,000 Texas Water Development Board
Water Utility Improvements
Revenue Bonds,
5.00%, 08/01/25 ........... 7,536,006
5,000,000 Texas Water Development Board
Water Utility Improvements
Revenue Bonds,
5.00%, 08/01/26 ........... 5,813,914
1,500,000 Texas Water Development Board
Water Utility Improvements
Revenue Bonds,
5.00%, 08/01/27 ........... 1,788,078
4,050,000 Texas Water Development Board
Water Utility Improvements
Revenue Bonds,
5.00%, 08/01/29 ........... 5,033,968
4,985,000 Texas Water Development Board
Water Utility Improvements
Revenue Bonds,
5.00%, 08/01/30 ........... 6,313,726
2,500,000 Texas Water Development Board
Water Utility Improvements
Revenue Bonds,
5.00%, 08/01/31 ........... 3,224,142
5,000,000 Texas Water Development Board
Water Utility Improvements
Revenue Bonds,
5.00%, 08/01/32 ........... 6,442,350
6,000,000 Texas Water Development Board
Water Utility Improvements
Revenue Bonds,
5.00%, 08/01/33 ........... 7,726,963
1,250,000 Texas Water Development Board
Water Utility Improvements
Revenue Bonds, Series A,
5.00%, 10/15/23 ........... 1,337,403
1,360,000 Tomball Independent School District
School Improvements GO,
(PSF-GTD),
5.00%, 02/15/30 ........... 1,701,913
Principal
Amount Value
Texas (continued)
$ 1,000,000 Tomball Independent School District
School Improvements GO,
(PSF-GTD),
5.00%, 02/15/31 ........... $ 1,276,812
1,000,000 Tomball Independent School District
School Improvements GO,
(PSF-GTD),
5.00%, 02/15/32 ........... 1,296,940
2,270,000 Tomball Independent School District
School Improvements GO,
(PSF-GTD),
4.00%, 02/15/34 ........... 2,703,353
1,000,000 Trinity River Authority Central
Regional Wastewater System
Advance Refunding Revenue
Bonds,
5.00%, 08/01/24 ........... 1,096,174
2,000,000 Trinity River Authority Central
Regional Wastewater System
Revenue Current Refunding
Revenue Bonds,
5.00%, 08/01/30 ........... 2,511,433
500,000 United Independent School District
GO, (PSF-GTD),
5.00%, 08/15/22 ........... 512,209
1,680,000 United Independent School District
GO, (PSF-GTD),
5.00%, 08/15/23 ........... 1,786,429
935,000 United Independent School District
GO, (PSF-GTD),
5.00%, 08/15/24 ........... 1,026,926
2,085,000 United Independent School District
GO, (PSF-GTD),
5.00%, 08/15/25 ........... 2,360,112
500,000 University of North Texas System
University & College
Improvements Revenue Bonds,
Series A,
5.00%, 04/15/22 ........... 504,723
7,000,000 University of Texas System Advance
Refunding Revenue Bonds, Series
C,
5.00%, 08/15/26 ........... 8,124,484
1,065,000 University of Texas System Refunding
Revenue Bonds, Series A,
5.00%, 08/15/29 ........... 1,167,176
4,000,000 University of Texas System University
and College Improvements
Revenue, Series D,
5.00%, 08/15/23 ........... 4,255,944

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments
- (Continued)

January 31, 2022
(Unaudited)
Principal
Amount Value
Texas (continued)
$ 640,000 Valley View Independent School
District/Hidalgo County Current
Refunding GO, (PSF-GTD),
5.00%, 02/15/26 ........... $ 731,462
640,000 Wall Independent School District
School Improvements GO,
(PSF-GTD),
5.00%, 02/15/27 ........... 710,510
315,000 Wichita Falls Independent School
District School Improvements
GO, Series A, (PSF-GTD),
5.00%, 02/01/24 ........... 339,604
1,210,000 Wichita Falls Independent School
District School Improvements
GO, Series A, (PSF-GTD),
5.00%, 02/01/23 ........... 1,261,791
529,246,318
Utah — 0.9%
1,255,000 City of Salt Lake City UT Airport
Revenue Airport & Marina
Improvements Revenue Bonds,
Series A,
5.00%, 07/01/25 ........... 1,398,130
1,635,000 City of Salt Lake City UT Airport
Revenue Airport & Marina
Improvements Revenue Bonds,
Series A,
5.00%, 07/01/26 ........... 1,867,328
2,500,000 City of Salt Lake City UT Airport
Revenue Airport & Marina
Improvements Revenue Bonds,
Series A,
5.00%, 07/01/28 ........... 2,961,253
3,365,000 City of Salt Lake City UT Airport
Revenue Airport & Marina
Improvements Revenue Bonds,
Series A,
5.00%, 07/01/29 ........... 4,047,398
4,920,000 City of Salt Lake City UT Airport
Revenue Airport & Marina
Improvements Revenue Bonds,
Series A,
5.00%, 07/01/30 ........... 6,013,618
6,390,000 City of Salt Lake City UT Airport
Revenue Airport & Marina
Improvements Revenue Bonds,
Series A,
5.00%, 07/01/32 ........... 7,911,323
Principal
Amount Value
Utah (continued)
$ 10,000,000 State of Utah Highway Improvements
Revenue Bonds GO,
5.00%, 07/01/26 ........... $ 11,615,411
200,000 Washington County School District
Board of Education/St George
School Improvements Refunding
GO, (School Board GTY),
5.00%, 03/01/22 ........... 200,767
36,015,228
Virginia — 3.5%
555,000 City of Alexandria Advance Refunding
GO, Series C, (State Aid
Withholding),
5.00%, 07/01/22 ........... 565,616
7,800,000 City of Harrisonburg GO, Series A,
(State Aid Withholding),
5.00%, 07/15/27 ........... 9,256,577
7,615,000 City of Harrisonburg GO, Series A,
(State Aid Withholding),
5.00%, 07/15/29 ........... 9,432,305
3,045,000 City of Newport News Public
Improvements GO, Series A,
(State Aid Withholding),
5.00%, 02/01/27 ........... 3,573,311
1,530,000 City of Newport News Public
Improvements GO, Series A,
(State Aid Withholding),
5.00%, 02/01/29 ........... 1,875,334
2,975,000 City of Newport News Water Revenue
Water Utility Improvements
Revenue Bonds,
5.00%, 07/15/30 ........... 3,762,081
7,430,000 Commonwealth of Virginia Advance
Refunding GO, Series B, (State
Aid Withholding),
5.00%, 06/01/28 ........... 8,346,966
2,275,000 Commonwealth of Virginia Pre-
refunded GO, Series A,
5.00%, 06/01/22 ........... 2,308,887
5,550,000 County of Fairfax School
Improvements GO, Series A,
(State Aid Withholding),
5.00%, 10/01/35 ........... 6,969,553
5,000,000 County of Fairfax School
Improvements GO, Series A,
(State Aid Withholding),
5.00%, 10/01/27 ........... 5,912,802

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments
- (Continued)

January 31, 2022
(Unaudited)
Principal
Amount Value
Virginia (continued)
$ 7,965,000 County of Fairfax School
Improvements GO, Series A,
(State Aid Withholding),
5.00%, 10/01/29 ........... $ 9,414,727
7,530,000 County of Loudoun Public Facilities
GO, Series A, (State Aid
Withholding),
5.00%, 12/01/26 ........... 8,818,384
6,880,000 Hampton Roads Sanitation District
Refunding Revenue Bonds, Sub-
Series B,
0.06%, 08/01/46(b) ......... 6,880,000
21,235,000 Hampton Roads Transportation
Accountability Commission
Revenue Bonds, Series A,
5.00%, 07/01/26 ........... 24,516,918
1,170,000 Prince William County Industrial
Development Authority Public
Improvements Refunding
Revenue Bonds, Series A,
5.00%, 10/01/24 ........... 1,289,284
5,375,000 Virginia Commonwealth
Transportation Board Advance
Refunding Revenue Bonds, Series
A,
5.00%, 05/15/28 ........... 6,469,858
2,510,000 Virginia Commonwealth
Transportation Board Transit
Improvements Revenue Bonds,
5.00%, 03/15/23 ........... 2,629,665
815,000 Virginia Commonwealth
Transportation Board Transit
Improvements Revenue Bonds,
5.00%, 03/15/25 ........... 909,902
1,345,000 Virginia Commonwealth
Transportation Board Transit
Improvements Revenue Bonds,
5.00%, 03/15/26 ........... 1,541,869
2,175,000 Virginia Commonwealth
Transportation Board Transit
Improvements Revenue Bonds,
5.00%, 03/15/29 ........... 2,664,381
1,250,000 Virginia Commonwealth
Transportation Board Transit
Improvements Revenue Bonds,
5.00%, 03/15/30 ........... 1,560,936
3,935,000 Virginia Commonwealth
Transportation Board Transit
Improvements Revenue Bonds,
5.00%, 03/15/32 ........... 4,995,198
Principal
Amount Value
Virginia (continued)
$ 4,160,000 Virginia Commonwealth
Transportation Board Transit
Improvements Revenue Bonds,
5.00%, 03/15/33 ........... $ 5,274,466
5,000,000 Virginia Commonwealth
Transportation Board Transit
Improvements Revenue Bonds,
5.00%, 05/15/27 ........... 5,771,250
4,450,000 Virginia Public School Authority
Advance Refunding Revenue
Bonds,
5.00%, 08/01/24 ........... 4,879,129
870,000 Virginia Public School Authority
Advance Refunding Revenue
Bonds, Series A,
5.00%, 08/01/25 ........... 982,098
2,790,000 Virginia Public School Authority
School Improvement Revenue
Bonds, Series A, (State Aid
Withholding),
5.00%, 10/01/23 ........... 2,982,731
920,000 Virginia Public School Authority
School Improvements Revenue
Bonds, Series A, (State Aid
Withholding),
5.00%, 10/01/25 ........... 1,044,149
2,000,000 Virginia Resources Authority Advance
Refunding Revenue,
5.00%, 11/01/26 ........... 2,342,152
750,000 Virginia Resources Authority
Refunding Revenue Bonds,
5.00%, 11/01/23 ........... 803,204
755,000 Virginia Resources Authority
Refunding Revenue Bonds,
5.00%, 11/01/25 ........... 836,305
148,610,038
Washington — 5.5%
3,000,000 Central Puget Sound Regional Transit
Authority Current Refunding
Revenue Bonds, Series S-1,
5.00%, 11/01/23 ........... 3,213,901
5,000,000 Central Puget Sound Regional Transit
Authority Current Refunding
Revenue Bonds, Series S-1,
5.00%, 11/01/24 ........... 5,528,385
5,000,000 Central Puget Sound Regional Transit
Authority Current Refunding
Revenue Bonds, Series S-1,
5.00%, 11/01/25 ........... 5,695,910

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments
- (Continued)

January 31, 2022
(Unaudited)
Principal
Amount Value
Washington (continued)
$ 5,000,000 Central Puget Sound Regional Transit
Authority Current Refunding
Revenue Bonds, Series S-1,
5.00%, 11/01/26 ........... $ 5,855,379
5,000,000 Central Puget Sound Regional Transit
Authority Current Refunding
Revenue Bonds, Series S-1,
5.00%, 11/01/30 ........... 6,338,854
5,000,000 Central Puget Sound Regional Transit
Authority Current Refunding
Revenue Bonds, Series S-1,
5.00%, 11/01/31 ........... 6,457,654
10,000,000 Central Puget Sound Regional Transit
Authority Current Refunding
Revenue Bonds, Series S-1,
5.00%, 11/01/32 ........... 12,900,625
10,000,000 Central Puget Sound Regional Transit
Authority Current Refunding
Revenue Bonds, Series S-1,
5.00%, 11/01/33 ........... 12,894,229
1,050,000 Chelan County School District
No 228 Cascade School
Improvements GO, (School
Board GTY),
5.00%, 12/01/26 ........... 1,213,438
11,320,000 City of Seattle WA Drainage &
Wastewater Revenue Sewer
Improvements Revenue Bonds,
5.00%, 09/01/30 ........... 14,359,582
11,620,000 City of Seattle WA Drainage &
Wastewater Revenue Sewer
Improvements Revenue Bonds,
5.00%, 09/01/31 ........... 15,021,117
1,600,000 Clark County Public Utility District
No 1 Refunding Revenue Bonds,
5.00%, 01/01/27 ........... 1,822,030
825,000 Clark County School District No 117
Camas School Improvements
GO, (School Board GTY),
5.00%, 12/01/24 ........... 915,777
1,035,000 County of King Refunding GO,
5.00%, 07/01/25 ........... 1,149,916
5,395,000 County of King Refunding GO,
5.00%, 07/01/26 ........... 5,991,127
9,000,000 County of King School District
No 411 Issaquah School
Improvement GO, (School Board
GTY),
5.00%, 12/01/32 ........... 10,749,720
Principal
Amount Value
Washington (continued)
$ 10,000,000 County of King Sewer Improvements
GO, Series A,
5.00%, 01/01/30 ........... $ 12,523,697
5,000,000 County of King Sewer Improvements
GO, Series A,
5.00%, 01/01/31 ........... 6,381,601
8,000,000 County of King WA Sewer Revenue
Sewer Improvement Revenue
Bonds, Series B,
5.00%, 07/01/29 ........... 9,674,110
10,000,000 Energy Northwest Advance Refunding
Revenue Bonds, Series A,
5.00%, 07/01/27 ........... 11,559,461
3,000,000 Energy Northwest Advance Refunding
Revenue Bonds, Series A,
5.00%, 07/01/27 ........... 3,369,838
2,250,000 Energy Northwest Current Refunding
Revenue Bonds, Series A,
5.00%, 07/01/26 ........... 2,606,115
3,900,000 Energy Northwest Refunding Revenue
Bonds, Series A,
5.00%, 07/01/28 ........... 3,971,141
565,000 Jefferson County School District
No 50 Port Townsend School
Improvements GO, (School
Board GTY),
5.00%, 12/01/23 ........... 605,404
5,000,000 Port of Seattle Airport & Marina
Improvements Refunding
Revenue Bonds, Series C,
5.00%, 08/01/27 ........... 5,893,486
5,000,000 Port of Seattle Airport & Marina
Improvements Refunding
Revenue Bonds, Series C,
5.00%, 08/01/29 ........... 6,092,245
5,000,000 Port of Seattle Airport & Marina
Improvements Refunding
Revenue Bonds, Series C,
5.00%, 08/01/30 ........... 6,198,385
5,000,000 Port of Seattle Airport & Marina
Improvements Refunding
Revenue Bonds, Series C,
5.00%, 08/01/31 ........... 6,303,193
5,000,000 Port of Seattle Airport & Marina
Improvements Refunding
Revenue Bonds, Series C,
5.00%, 08/01/32 ........... 6,292,487
6,885,000 Port of Seattle Current Refunding
Revenue Bonds,
5.00%, 09/01/25 ........... 7,715,905

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments
- (Continued)

January 31, 2022
(Unaudited)
Principal
Amount Value
Washington (continued)
$ 750,000 Port of Seattle Inter Lien Refunding
Revenue Bonds,
5.00%, 02/01/27 ........... $ 853,778
5,000,000 Port of Seattle Refunding GO,
5.00%, 06/01/24 ........... 5,455,067
1,120,000 Skagit County Consolidated School
District No 320 Mount Vernon
School Improvements Refunding
GO, (School Board GTY),
5.00%, 12/01/23 ........... 1,202,214
750,000 Snohomish County Public Utility
District No 1 Current Refunding
Revenue Bonds, Series A,
5.00%, 12/01/23 ........... 805,054
750,000 Snohomish County Public Utility
District No 1 Current Refunding
Revenue Bonds, Series A,
5.00%, 12/01/24 ........... 831,414
5,000,000 Snohomish County School District
No 201 Refunding GO, (School
Board GTY),
5.00%, 12/01/25 ........... 5,446,585
775,000 Spokane & Whitman Counties School
District No 360 Cheney Advance
Refunding GO, (School Board
GTY),
5.00%, 12/01/23 ........... 832,036
1,000,000 State of Washington Advance
Refunding COP, (State Aid
Intercept Program),
5.00%, 07/01/24 ........... 1,092,233
5,475,000 State of Washington Public
Improvements GO, Series C,
5.00%, 02/01/30 ........... 6,069,715
2,760,000 State of Washington Public
Improvements GO, Series D,
5.00%, 02/01/24 ........... 2,977,865
800,000 State of Washington Refunding GO,
Series R-2012C,
5.00%, 07/01/23 ........... 813,814
4,435,000 Yakima County School District No 7
Yakima Advance Refunding GO,
(School Board GTY),
5.00%, 12/01/24 ........... 4,916,428
230,590,915
West Virginia — 0.0%
1,650,000 West Virginia Parkways Authority
Highway Improvements Revenue
Bonds,
5.00%, 06/01/26 ........... 1,904,571
Principal
Amount Value
Wisconsin — 1.2%
$ 1,000,000 State of Wisconsin Advance Refunding
Revenue Bonds, Series B,
5.00%, 05/01/28 ........... $ 1,151,237
4,700,000 State of Wisconsin Clean Water
Fund Leveraged Loan Portfolio
Advance Refunding Revenue
Bonds,
5.00%, 06/01/29(a) ......... 5,123,205
1,000,000 State of Wisconsin Clean Water
Fund Leveraged Loan Portfolio
Advance Refunding Revenue
Bonds, Series 1,
5.00%, 06/01/23 ........... 1,055,280
1,000,000 State of Wisconsin Clean Water
Fund Leveraged Loan Portfolio
Refunding Revenue Bonds, Series
1,
5.00%, 06/01/26(a) ......... 1,055,281
14,000,000 State of Wisconsin Current Refunding
Revenue Bonds, Series A,
5.00%, 05/01/29 ........... 16,534,815
1,200,000 State of Wisconsin General Fund
Advance Refunding Revenue
Bonds, Series B,
5.00%, 05/01/27 ........... 1,385,785
3,205,000 State of Wisconsin Public
Improvements GO, Series B,
5.00%, 05/01/30(a) ......... 3,241,756
1,900,000 State of Wisconsin Refunding Bonds
GO, Series 3,
5.00%, 11/01/25(a) ......... 1,963,056
1,000,000 State of Wisconsin Refunding GO,
Series 1,
5.00%, 05/01/24 ........... 1,053,209
860,000 State of Wisconsin Refunding Notes
GO, Series A,
5.00%, 05/01/28 ........... 962,904
6,000,000 Wisconsin Department of
Transportation Advance
Refunding Revenue Bonds, Series
1,
1.01%, 07/01/26 ........... 5,819,788
1,600,000 Wisconsin Department of
Transportation Pre-refunded
Current Refunding Revenue
Bonds, Series 1,
5.00%, 07/01/29(a) ......... 1,630,267
7,250,000 Wisconsin Health & Educational
Facilities Authority Advance
Refunding Revenue Bonds,
5.00%, 08/15/54(b) ......... 8,293,507

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments
- (Continued)

January 31, 2022
(Unaudited)
The following abbreviations are used in the report:
Principal
Amount Value
Wisconsin (continued)
$ 2,250,000 Wisconsin Health & Educational
Facilities Authority Refunding
Revenue Bonds, Series A,
5.13%, 04/15/31(a) ......... $ 2,366,515
51,636,605
Total Municipal Bonds
(Cost $3,766,510,341)
3,732,942,704
CORPORATE BONDS — 1.4%
United States — 1.4%
1,675,000 Andrew W Mellon Foundation (The),
Series 2020,
0.95%, 08/01/27 ........... 1,589,323
3,000,000 BayCare Health System, Inc., Series
2020,
2.61%, 11/15/22 ........... 3,034,281
5,000,000 Baylor Scott & White Holdings, Series
2021,
0.83%, 11/15/25 ........... 4,766,537
1,750,000 Bon Secours Mercy Health, Inc.,
1.35%, 06/01/25 ........... 1,711,963
8,000,000 Brown University in Providence in
the State of Rhode Island and
Providence Plant, Series A,
1.91%, 09/01/30 ........... 7,651,610
5,000,000 Leland Stanford Junior University,
1.29%, 06/01/27 ........... 4,833,044
5,750,000 PeaceHealth Obligated Group, Series
2020,
1.38%, 11/15/25 ........... 5,629,616
10,000,000 Seattle Children's Hospital, Series
2021,
1.21%, 10/01/27 ........... 9,332,903
10,000,000 Yale University, Series 2020,
0.87%, 04/15/25 ........... 9,761,685
12,550,000 Yale University, Series 2020,
1.48%, 04/15/30 ........... 11,947,189
Total Corporate Bonds
(Cost $62,765,186)
60,258,151
U.S. GOVERNMENT SECURITIES — 7.4%
U.S. Treasury Bills — 7.4%
180,000,000 0.09%, 03/31/22(d) ............ 179,969,067
130,000,000 0.29%, 06/30/22(d) ............ 129,817,958
Total U.S. Government Securities
(Cost $309,824,181)
309,787,025
Shares Value
INVESTMENT COMPANY — 3.5%
146,258,139 SEI Daily Income Trust Government
II Fund - Class A, 0.01%(e) ... $ 146,258,139
Total Investment Company
(Cost $146,258,139)
146,258,139
TOTAL INVESTMENTS — 101.0%
(Cost $4,285,357,847)
$ 4,249,246,019
LIABILITIES IN EXCESS OF
OTHER ASSETS — (1.0)%
(43,488,386)
NET ASSETS — 100.0%
$ 4,205,757,633
(a) These securities are pre-refunded; the date shown represents the pre-
refunded date. Bonds which are pre-refunded are collateralized by
U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
(b) Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and
prepayments on the underlying pool of assets. Rate shown is the rate in effect as of January 31, 2022.
(c) These securities are subject to remarketing prior to its stated
maturity, and is subject to mandatory redemption at the stated
maturity date.
(d) Zero coupon security. The rate represents the yield at time of purchase.
(e) The rate shown represents the current yield as of January 31, 2022.
AGM — Assured Guaranty Municipal Corp.
COP — Certificates of Participation
GO — General Obligation
GTY — Guaranty
PSF-GTD — Permanent School Fund Guarantee
Q-SBLF — Qualified-School Board Loan Fund

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments
- (Continued)

January 31, 2022
(Unaudited)
Portfolio Diversification by State (Unaudited)
State:
Percentage
of Net Assets
Alabama .................................... 0.6%
Arizona ..................................... 0.6
Arkansas .................................... 0.2
California ................................... 5.5
Colorado .................................... 1.3
Connecticut ................................. 4.2
Delaware .................................... 2.1
District of Columbia ........................... 1.9
Florida ..................................... 1.8
Georgia ..................................... 4.0
Hawaii ..................................... 3.6
Idaho ...................................... 0.1
Illinois ..................................... 0.5
Indiana ..................................... 0.2
Iowa ....................................... 1.1
Kansas ..................................... 0.0 *
Maine ...................................... 0.2
Maryland ................................... 4.2
Massachusetts ................................ 3.4
Michigan ................................... 0.2
Minnesota ................................... 1.5
Mississippi .................................. 0.3
Missouri .................................... 0.0 *
New Hampshire .............................. 0.1
New Jersey .................................. 3.6
New Mexico ................................. 0.0 *
New York ................................... 12.3
North Carolina ............................... 2.4
Ohio ....................................... 3.2
Oklahoma ................................... 0.6
Oregon ..................................... 0.6
Pennsylvania ................................. 2.1
Rhode Island ................................. 0.3
South Carolina ............................... 1.1
South Dakota ................................ 0.5
Tennessee ................................... 0.7
Texas ....................................... 12.6
Utah ....................................... 0.9
Virginia .................................... 3.5
Washington .................................. 5.5
West Virginia ................................ 0.0 *
Wisconsin ................................... 1.2
Other ** ..................................... 11.3
100.0%
* Represents less than 0.01% of net assets.
** Includes cash and equivalents, Corporate Bonds, U.S. Government
Securities, investment company, pending trades and Fund share transactions, interest and dividends receivable, prepaids and accrued expenses payable.